UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02594
MFS SERIES TRUST IV
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Blended Research® Emerging Markets Equity Fund

Class A-BRKAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$71	1.25%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%
Issuer country weightings
China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKA-SEM

MFS® Blended Research® Emerging Markets Equity Fund

Class B-BRKBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$113	2.00%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%
Issuer country weightings
China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKB-SEM

MFS® Blended Research® Emerging Markets Equity Fund

Class C-BRKCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$113	2.00%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%

Issuer country weightings
China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKC-SEM

MFS® Blended Research® Emerging Markets Equity Fund

Class I-BRKIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$57	1.00%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%

Issuer country weightings
China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKI-SEM

MFS® Blended Research® Emerging Markets Equity Fund
Class R1-BRKRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$71	1.25%
For the period from September 1, 2025 through February 28, 2026, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment (annualized)” would have been approximately $113 and 2.00%, respectively.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%
Issuer country weightings
China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKR1-SEM

MFS® Blended Research® Emerging Markets Equity Fund
Class R2-BRKSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$85	1.50%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%
Issuer country weightings
China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKR2-SEM

MFS® Blended Research® Emerging Markets Equity Fund

Class R3-BRKTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$71	1.25%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%
Issuer country weightings
China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKR3-SEM

MFS® Blended Research® Emerging Markets Equity Fund

Class R4-BRKUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$57	1.00%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%
Issuer country weightings
China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKR4-SEM

MFS® Blended Research® Emerging Markets Equity Fund

Class R6-BRKVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$52	0.92%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	149,006,555	Portfolio Turnover Rate (%):	53
Total Number of Holdings:	139
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	4.2%
Alibaba Group Holding Ltd.	2.5%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.8%
HDFC Bank Ltd.	1.6%
Emirates NBD Bank PJSC	1.5%
Issuer country weightings
China	23.7%
South Korea	20.0%
Taiwan	19.4%
India	11.0%
Brazil	5.7%
United Arab Emirates	3.0%
South Africa	2.9%
Thailand	1.9%
Mexico	1.9%
Other Countries	10.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRKR6-SEM

MFS® Blended Research®
International Equity Fund

Class A-BRXAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$41	0.74%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%
Issuer country weightings
Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXA-SEM

MFS® Blended Research®
International Equity Fund
Class B-BRXBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$83	1.50%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%

Issuer country weightings
Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXB-SEM

MFS® Blended Research®
International Equity Fund

Class C-BRXCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$83	1.49%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%
Issuer country weightings
Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXC-SEM

MFS® Blended Research®
International Equity Fund

Class I-BRXIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$27	0.49%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%
Issuer country weightings
Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXI-SEM

MFS® Blended Research®
International Equity Fund

Class R1-BRXRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$83	1.50%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%

Issuer country weightings
Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXR1-SEM

MFS® Blended Research®
International Equity Fund

Class R2-BRXSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$55	1.00%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%

Issuer country weightings
Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXR2-SEM

MFS® Blended Research®
International Equity Fund
Class R3-BRXTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$42	0.75%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%
Issuer country weightings
Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXR3-SEM

MFS® Blended Research®
International Equity Fund
Class R4-BRXUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$28	0.50%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%
Issuer country weightings
Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXR4-SEM

MFS® Blended Research®
International Equity Fund

Class R6-BRXVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$23	0.41%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	3,623,078,550	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
ASML Holding N.V.	2.3%
Samsung Electronics Co. Ltd.	2.0%
Novartis AG	2.0%
SK hynix, Inc.	1.9%
Tencent Holdings Ltd.	1.8%
Roche Holding AG	1.7%
BNP Paribas S.A.	1.7%
Barclays PLC	1.5%
Toyota Tsusho Corp.	1.5%
Issuer country weightings
Japan	12.8%
United Kingdom	9.8%
France	8.4%
Canada	8.4%
China	7.7%
South Korea	6.7%
Switzerland	5.7%
Taiwan	5.4%
Netherlands	4.0%
Other Countries	31.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRXR6-SEM

MFS® Global New Discovery Fund

Class A-GLNAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$69	1.35%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDA-SEM

MFS® Global New Discovery Fund

Class B-GLNBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$106	2.10%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDB-SEM

MFS® Global New Discovery Fund

Class C-GLNCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$106	2.10%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDC-SEM

MFS® Global New Discovery Fund

Class I-GLNIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$56	1.10%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDI-SEM

MFS® Global New Discovery Fund

Class R1-GLNJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$106	2.10%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDR1-SEM

MFS® Global New Discovery Fund

Class R2-GLNKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$81	1.60%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDR2-SEM

MFS® Global New Discovery Fund

Class R3-GLNLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$69	1.35%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDR3-SEM

MFS® Global New Discovery Fund

Class R4-GLNMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$56	1.10%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDR4-SEM

MFS® Global New Discovery Fund

Class R6-GLNNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$51	1.01%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	70,953,744	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.0%
Money Market Funds	3.0%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
TechnipFMC PLC	2.1%
STERIS PLC	1.9%
Atmus Filtration Technologies, Inc.	1.7%
Melrose Industries PLC	1.6%
RB Global, Inc.	1.6%
Teledyne Technologies, Inc.	1.6%
Burlington Stores, Inc.	1.5%
Cboe Global Markets, Inc.	1.5%
Elis S.A.	1.5%
Issuer country weightings
United States	48.6%
Japan	9.6%
United Kingdom	8.5%
Canada	5.1%
Germany	4.7%
France	4.3%
Brazil	2.9%
Australia	2.8%
India	1.6%
Other Countries	11.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GNDR6-SEM

MFS® U.S. Government
Money Market Fund
MCMXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Money Market Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS U.S. Government Money Market Fund	$23	0.45%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	330,521,964
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	65.1%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	34.9%
Composition including fixed income credit quality
A-1+	62.2%
A-1	37.8%
Maturity breakdown
0 - 7 days	36.9%
8 - 29 days	13.5%
30 - 59 days	27.4%
60 - 89 days	16.0%
90 - 365 days	6.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCM-SEM

MFS® Mid Cap Growth Fund
Class A-OTCAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$49	1.02%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCA-SEM

MFS® Mid Cap Growth Fund

Class B-OTCBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$86	1.77%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCB-SEM

MFS® Mid Cap Growth Fund

Class C-OTCCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$86	1.77%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCC-SEM

MFS® Mid Cap Growth Fund

Class I-OTCIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$37	0.77%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCI-SEM

MFS® Mid Cap Growth Fund

Class R1-OTCGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$86	1.77%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCR1-SEM

MFS® Mid Cap Growth Fund

Class R2-MCPRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$61	1.27%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCR2-SEM

MFS® Mid Cap Growth Fund

Class R3-OTCHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$49	1.02%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCR3-SEM

MFS® Mid Cap Growth Fund

Class R4-OTCJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$37	0.77%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCR4-SEM

MFS® Mid Cap Growth Fund

Class R6-OTCKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$31	0.65%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	13,792,052,448	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	103
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	22.7%
Consumer Discretionary	17.2%
Health Care	15.2%
Information Technology	14.4%
Communication Services	10.1%
Financials	6.4%
Energy	5.6%
Utilities	2.0%
Materials	1.9%
Consumer Staples	1.7%
Real Estate	1.7%
Top ten holdings
Howmet Aerospace, Inc.	4.4%
Monolithic Power Systems, Inc.	3.2%
Take-Two Interactive Software, Inc.	2.9%
Quanta Services, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
TKO Group Holdings, Inc.	2.3%
Ascendis Pharma, ADR	2.2%
Natera, Inc.	2.1%
Masimo Corp.	2.1%
Vistra Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
OTCR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global New Discovery Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global New Discovery Fund
Portfolio of Investments − 2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.0%
Aerospace & Defense – 8.1%
CACI International, Inc., “A” (a)	1,255	$765,763
Leonardo DRS, Inc.	14,500	629,155
LIG Nex 1 Co. Ltd.	1,482	524,392
LISI Group	5,958	394,238
Melrose Industries PLC	149,791	1,142,158
RENK Group AG	15,330	1,031,226
Teledyne Technologies, Inc. (a)	1,650	1,123,815
York Space Systems, Inc. (a)	5,373	137,549
		$5,748,296
Alcoholic Beverages – 0.9%
China Resources Beer Holdings Co. Ltd.	180,500	$636,782
Apparel Manufacturers – 0.7%
Burberry Group PLC (a)	29,790	$466,904
Automotive – 4.4%
Atmus Filtration Technologies, Inc.	18,777	$1,211,680
Modine Manufacturing Co. (a)	4,324	982,629
Shimano, Inc.	3,500	375,628
USS Co. Ltd.	45,300	551,873
		$3,121,810
Broadcasting – 0.7%
NetEase Cloud Music, Inc. (a)	24,250	$479,210
Brokerage & Asset Managers – 5.3%
B3 S.A. - Brasil Bolsa Balcao	247,500	$864,186
Carlyle Group, Inc.	14,886	773,923
Cboe Global Markets, Inc.	3,578	1,072,398
Euronext N.V.	6,345	1,049,616
		$3,760,123
Business Services – 5.6%
Elis S.A.	33,398	$1,071,817
IMCD Group N.V.	3,839	369,244
Intertek Group PLC	7,544	480,070
OBIC Co. Ltd.	35,400	952,070
Scout24 AG	5,911	504,626
TransUnion	7,892	619,917
		$3,997,744
Chemicals – 2.9%
Borregaard ASA	35,129	$653,198
Element Solutions, Inc.	26,342	924,341
UPL Ltd.	65,684	460,197
		$2,037,736
GNDFS-SEM
1

MFS Global New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.3%
Kinaxis, Inc. (a)	3,938	$373,894
Netskope, Inc., “A” (a)	34,050	367,740
Okta, Inc. (a)	5,859	424,778
Totvs S.A.	61,400	453,209
		$1,619,621
Computer Software - Systems – 1.0%
Kardex AG	1,401	$475,595
Q2 Holdings, Inc. (a)	5,542	266,681
		$742,276
Construction – 7.2%
Allegion PLC	5,927	$955,136
Breedon Group PLC	119,557	576,491
Equity Lifestyle Properties, Inc., REIT	13,405	900,280
James Hardie Industries PLC, GDR (a)	21,166	515,449
Knife River Corp. (a)	9,091	808,917
Mid-America Apartment Communities, Inc., REIT	4,803	642,930
QXO, Inc. (a)	28,991	694,334
		$5,093,537
Consumer Products – 0.5%
Dabur India Ltd.	67,420	$384,246
Consumer Services – 0.4%
MakeMyTrip Ltd. (a)	5,018	$283,366
Containers – 0.5%
Vidrala S.A.	3,329	$322,551
Electrical Equipment – 2.3%
Advanced Drainage Systems, Inc.	4,039	$692,042
nVent Electric PLC	8,135	962,859
		$1,654,901
Electronics – 4.3%
ASM International N.V.	850	$717,314
Chroma ATE, Inc.	23,000	1,000,316
Tekscend Photomask Corp. (a)	27,000	584,382
TTM Technologies, Inc. (a)	6,957	725,197
		$3,027,209
Energy - Independent – 1.1%
Matador Resources Co.	15,184	$780,458
Engineering - Construction – 1.4%
AtkinsRéalis Group, Inc.	6,618	$458,731
Primoris Services Corp.	3,456	520,888
		$979,619
Entertainment – 0.8%
CTS Eventim AG	7,020	$571,099
2

MFS Global New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.7%
Cranswick PLC	12,149	$889,033
Toyo Suisan Kaisha Ltd.	7,500	590,481
Universal Robina Corp.	313,880	435,453
		$1,914,967
Forest & Paper Products – 1.0%
International Paper Co.	16,798	$731,553
Gaming & Lodging – 1.9%
Genius Sports Ltd. (a)	41,457	$257,448
Lottery Corp. Ltd.	196,973	772,369
Sands China Ltd.	154,400	349,518
		$1,379,335
General Merchandise – 0.5%
B&M European Value Retail S.A. (a)	132,055	$339,911
Insurance – 1.0%
AUB Group Ltd.	37,738	$680,537
Interactive Media Services – 0.3%
Digital Garage, Inc.	14,500	$196,936
Machinery & Tools – 10.0%
AGCO Corp.	5,106	$696,969
Azbil Corp.	67,100	624,746
Flowserve Corp.	11,017	975,225
Interpump Group S.p.A	8,695	401,714
Kadant, Inc.	1,897	643,406
Nordson Corp.	2,909	853,617
RB Global, Inc.	11,270	1,137,819
Rosebank Industries PLC (a)	38,148	168,625
Spirax Group PLC	4,698	500,486
Veralto Corp.	5,696	554,961
Zurn Elkay Water Solutions Corp.	10,993	560,423
		$7,117,991
Medical & Health Technology & Services – 2.3%
AS ONE Corp.	29,900	$435,677
Charles River Laboratories International, Inc. (a)	3,328	594,015
ICON PLC (a)	2,385	257,914
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	190,054	367,701
		$1,655,307
Medical Equipment – 4.1%
Bio-Techne Corp.	11,769	$694,371
ConvaTec Group PLC	162,469	561,391
STERIS PLC	5,379	1,357,391
Tecan Group AG	1,823	322,940
		$2,936,093
Metals & Mining – 0.5%
Uranium Energy Corp. (a)	24,018	$368,196
3

MFS Global New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.7%
Gaztransport & Technigaz S.A.	2,188	$497,937
Oil Services – 2.0%
TechnipFMC PLC	21,942	$1,454,974
Other Banks & Diversified Financials – 4.0%
Bank of Cyprus Holdings PLC	61,710	$675,207
Columbia Banking System, Inc.	13,054	371,387
GMO Patient Gateway, Inc.	10,400	538,830
Prosperity Bancshares, Inc.	5,190	365,220
Shizuoka Financial Group, Inc.	42,700	859,660
		$2,810,304
Pollution Control – 2.2%
Daiseki Co. Ltd.	21,300	$539,439
GFL Environmental, Inc.	23,165	1,023,661
		$1,563,100
Precious Metals & Minerals – 0.9%
Alamos Gold, Inc.	11,479	$622,149
Real Estate – 0.9%
Swire Properties Ltd.	178,800	$617,072
Real Estate - Office – 0.5%
Highwoods Properties, Inc., REIT	16,479	$370,613
Restaurants – 4.0%
Aramark	20,727	$867,425
Greggs PLC	21,171	451,933
U.S. Foods Holding Corp. (a)	15,924	1,538,417
		$2,857,775
Specialty Chemicals – 1.4%
Croda International PLC	8,898	$371,014
Symrise AG	6,465	592,637
		$963,651
Specialty Stores – 3.3%
ABC-Mart, Inc.	16,500	$277,192
Burlington Stores, Inc. (a)	3,527	1,082,331
Multiplan Empreendimentos Imobiliarios S.A.	108,012	741,641
ZOZO, Inc.	36,700	267,674
		$2,368,838
Trucking – 1.4%
XPO, Inc. (a)	4,599	$967,952
Total Common Stocks (Identified Cost, $51,447,745)		$68,122,679
4

MFS Global New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.8%
Pharmaceuticals – 0.8%
Sartorius AG (Identified Cost, $573,899)	2,101	$596,555
Mutual Funds (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $2,112,091)	2,111,880	$2,112,091
Other Assets, Less Liabilities – 0.2%		122,419
Net Assets – 100.0%		$70,953,744

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,112,091 and
$68,719,234, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Global New Discovery Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $52,021,644)	$68,719,234
Investments in affiliated issuers, at value (identified cost, $2,112,091)	2,112,091
Foreign currency, at value (identified cost, $3)	3
Receivables for
Fund shares sold	48,544
Interest and dividends	178,468
Receivable from investment adviser	25,713
Other assets	74,241
Total assets	$71,158,294
Liabilities
Payables for
Investments purchased	$127,763
Fund shares reacquired	10,343
Payable to affiliates
Administrative services fee	167
Shareholder servicing costs	11,833
Distribution and service fees	693
Payable for independent Trustees' compensation	598
Payable for audit and tax fees	37,776
Accrued expenses and other liabilities	15,377
Total liabilities	$204,550
Net assets	$70,953,744
Net assets consist of
Paid-in capital	$53,815,345
Total distributable earnings (loss)	17,138,399
Net assets	$70,953,744
Shares of beneficial interest outstanding	2,771,448

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$24,808,677	983,862	$25.22
Class B	694,150	30,984	22.40
Class C	1,049,498	46,849	22.40
Class I	19,542,844	753,593	25.93
Class R1	155,439	6,944	22.39
Class R2	221,045	9,089	24.32
Class R3	937,203	37,200	25.19
Class R4	117,349	4,521	25.95
Class R6	23,427,539	898,406	26.08

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $26.76 [100 / 94.25 x $25.22]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Global New Discovery Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$458,256
Dividends from affiliated issuers	24,837
Income on securities loaned	900
Interest	49
Foreign taxes withheld	(24,342)
Total investment income	$459,700
Expenses
Management fee	$342,028
Distribution and service fees	40,880
Shareholder servicing costs	30,373
Administrative services fee	9,995
Independent Trustees' compensation	1,737
Custodian fee	14,111
Shareholder communications	8,136
Audit and tax fees	40,489
Legal fees	210
Registration fees	73,222
Miscellaneous	19,776
Total expenses	$580,957
Reduction of expenses by investment adviser and distributor	(164,894)
Net expenses	$416,063
Net investment income (loss)	$43,637
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $23 foreign capital gains tax)	$1,791,721
Affiliated issuers	210
Foreign currency	(4,648)
Net realized gain (loss)	$1,787,283
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $4,986 decrease in deferred foreign capital gains tax)	$1,559,054
Affiliated issuers	(1)
Translation of assets and liabilities in foreign currencies	1,120
Net unrealized gain (loss)	$1,560,173
Net realized and unrealized gain (loss)	$3,347,456
Change in net assets from operations	$3,391,093
See Notes to Financial Statements
7

MFS Global New Discovery Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25
Change in net assets
From operations
Net investment income (loss)	$43,637	$361,173
Net realized gain (loss)	1,787,283	5,626,935
Net unrealized gain (loss)	1,560,173	(1,785,253)
Change in net assets from operations	$3,391,093	$4,202,855
Total distributions to shareholders	$(1,642,116)	$(381,749)
Change in net assets from fund share transactions	$(2,848,105)	$(9,677,405)
Total change in net assets	$(1,099,128)	$(5,856,299)
Net assets
At beginning of period	72,052,872	77,909,171
At end of period	$70,953,744	$72,052,872
See Notes to Financial Statements
8

MFS Global New Discovery Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$24.62	$23.32	$20.56	$18.22	$27.56	$21.57
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.07	$0.09	$0.05	$(0.10)	$(0.06)
Net realized and unrealized gain (loss)	1.14	1.31	2.67	2.29	(7.66)	6.96
Total from investment operations	$1.13	$1.38	$2.76	$2.34	$(7.76)	$6.90
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.08)	$—	$—	$—	$—
From net realized gain	(0.44)	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$(0.53)	$(0.08)	$—	$—	$(1.58)	$(0.91)
Net asset value, end of period (x)	$25.22	$24.62	$23.32	$20.56	$18.22	$27.56
Total return (%) (r)(s)(t)(x)	4.75 (n)	5.94	13.42	12.84	(29.71)	32.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.83 (a)	1.75	1.80	1.78	1.67	1.68
Expenses after expense reductions	1.35 (a)	1.35	1.35	1.35	1.35	1.34
Net investment income (loss)	(0.04)(a)	0.31	0.41	0.26	(0.45)	(0.26)
Portfolio turnover rate	18 (n)	47	37	29	36	36
Net assets at end of period (000 omitted)	$24,809	$23,985	$26,744	$24,868	$23,856	$44,743

See Notes to Financial Statements
9

MFS Global New Discovery Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$21.92	$20.85	$18.52	$16.54	$25.35	$20.05
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.09)	$(0.07)	$(0.09)	$(0.24)	$(0.25)
Net realized and unrealized gain (loss)	1.00	1.16	2.40	2.07	(6.99)	6.46
Total from investment operations	$0.92	$1.07	$2.33	$1.98	$(7.23)	$6.21
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(0.44)	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$(0.44)	$—	$—	$—	$(1.58)	$(0.91)
Net asset value, end of period (x)	$22.40	$21.92	$20.85	$18.52	$16.54	$25.35
Total return (%) (r)(s)(t)(x)	4.35 (n)	5.13	12.58	11.97	(30.24)	31.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.57 (a)	2.50	2.54	2.53	2.43	2.46
Expenses after expense reductions	2.10 (a)	2.10	2.10	2.10	2.10	2.10
Net investment income (loss)	(0.77)(a)	(0.44)	(0.37)	(0.52)	(1.15)	(1.12)
Portfolio turnover rate	18 (n)	47	37	29	36	36
Net assets at end of period (000 omitted)	$694	$894	$1,220	$1,518	$1,739	$2,979

Class C	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$21.92	$20.85	$18.52	$16.54	$25.35	$20.05
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.09)	$(0.07)	$(0.09)	$(0.24)	$(0.25)
Net realized and unrealized gain (loss)	1.00	1.16	2.40	2.07	(6.99)	6.46
Total from investment operations	$0.92	$1.07	$2.33	$1.98	$(7.23)	$6.21
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(0.44)	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$(0.44)	$—	$—	$—	$(1.58)	$(0.91)
Net asset value, end of period (x)	$22.40	$21.92	$20.85	$18.52	$16.54	$25.35
Total return (%) (r)(s)(t)(x)	4.35 (n)	5.13	12.58	11.97	(30.24)	31.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.57 (a)	2.50	2.54	2.54	2.43	2.46
Expenses after expense reductions	2.10 (a)	2.10	2.10	2.10	2.10	2.10
Net investment income (loss)	(0.77)(a)	(0.42)	(0.37)	(0.54)	(1.16)	(1.13)
Portfolio turnover rate	18 (n)	47	37	29	36	36
Net assets at end of period (000 omitted)	$1,049	$1,235	$1,317	$1,578	$2,137	$3,896

See Notes to Financial Statements
10

MFS Global New Discovery Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$25.33	$24.00	$21.11	$18.66	$28.15	$21.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.14	$0.15	$0.10	$(0.06)	$(0.00)(w)
Net realized and unrealized gain (loss)	1.17	1.33	2.74	2.35	(7.83)	7.10
Total from investment operations	$1.19	$1.47	$2.89	$2.45	$(7.89)	$7.10
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.14)	$—	$—	$(0.02)	$—
From net realized gain	(0.44)	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$(0.59)	$(0.14)	$—	$—	$(1.60)	$(0.91)
Net asset value, end of period (x)	$25.93	$25.33	$24.00	$21.11	$18.66	$28.15
Total return (%) (r)(s)(t)(x)	4.88 (n)	6.17	13.69	13.13	(29.55)	33.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58 (a)	1.50	1.55	1.54	1.40	1.43
Expenses after expense reductions	1.10 (a)	1.10	1.10	1.10	1.10	1.09
Net investment income (loss)	0.20 (a)	0.57	0.67	0.50	(0.26)	(0.02)
Portfolio turnover rate	18 (n)	47	37	29	36	36
Net assets at end of period (000 omitted)	$19,543	$18,609	$19,599	$17,671	$20,703	$61,502

Class R1	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$21.90	$20.84	$18.51	$16.53	$25.33	$20.04
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.09)	$(0.06)	$(0.08)	$(0.23)	$(0.25)
Net realized and unrealized gain (loss)	1.02	1.15	2.39	2.06	(6.99)	6.45
Total from investment operations	$0.93	$1.06	$2.33	$1.98	$(7.22)	$6.20
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(0.44)	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$(0.44)	$—	$—	$—	$(1.58)	$(0.91)
Net asset value, end of period (x)	$22.39	$21.90	$20.84	$18.51	$16.53	$25.33
Total return (%) (r)(s)(t)(x)	4.40 (n)	5.09	12.59	11.98	(30.22)	31.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.57 (a)	2.50	2.55	2.53	2.43	2.45
Expenses after expense reductions	2.10 (a)	2.10	2.10	2.10	2.10	2.09
Net investment income (loss)	(0.80)(a)	(0.42)	(0.34)	(0.48)	(1.13)	(1.11)
Portfolio turnover rate	18 (n)	47	37	29	36	36
Net assets at end of period (000 omitted)	$155	$149	$141	$130	$114	$160

See Notes to Financial Statements
11

MFS Global New Discovery Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$23.74	$22.50	$19.89	$17.67	$26.85	$21.09
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.02	$0.03	$(0.00)(w)	$(0.13)	$(0.14)
Net realized and unrealized gain (loss)	1.09	1.25	2.58	2.22	(7.47)	6.81
Total from investment operations	$1.06	$1.27	$2.61	$2.22	$(7.60)	$6.67
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.03)	$—	$—	$—	$—
From net realized gain	(0.44)	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$(0.48)	$(0.03)	$—	$—	$(1.58)	$(0.91)
Net asset value, end of period (x)	$24.32	$23.74	$22.50	$19.89	$17.67	$26.85
Total return (%) (r)(s)(t)(x)	4.62 (n)	5.67	13.12	12.56	(29.91)	32.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.07 (a)	2.00	2.05	2.04	1.94	1.95
Expenses after expense reductions	1.60 (a)	1.60	1.60	1.60	1.60	1.59
Net investment income (loss)	(0.30)(a)	0.08	0.16	(0.00)	(0.61)	(0.61)
Portfolio turnover rate	18 (n)	47	37	29	36	36
Net assets at end of period (000 omitted)	$221	$208	$198	$179	$225	$237

Class R3	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$24.60	$23.31	$20.56	$18.22	$27.56	$21.57
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.08	$0.09	$0.07	$(0.08)	$(0.09)
Net realized and unrealized gain (loss)	1.13	1.30	2.66	2.27	(7.68)	6.99
Total from investment operations	$1.12	$1.38	$2.75	$2.34	$(7.76)	$6.90
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.09)	$—	$—	$—	$—
From net realized gain	(0.44)	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$(0.53)	$(0.09)	$—	$—	$(1.58)	$(0.91)
Net asset value, end of period (x)	$25.19	$24.60	$23.31	$20.56	$18.22	$27.56
Total return (%) (r)(s)(t)(x)	4.73 (n)	5.95	13.38	12.84	(29.71)	32.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.83 (a)	1.75	1.80	1.76	1.68	1.70
Expenses after expense reductions	1.35 (a)	1.35	1.35	1.35	1.35	1.34
Net investment income (loss)	(0.05)(a)	0.34	0.42	0.34	(0.37)	(0.35)
Portfolio turnover rate	18 (n)	47	37	29	36	36
Net assets at end of period (000 omitted)	$937	$860	$860	$731	$189	$294

See Notes to Financial Statements
12

MFS Global New Discovery Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$25.34	$24.02	$21.13	$18.67	$28.15	$21.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.16	$0.18	$0.08	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	1.16	1.30	2.71	2.38	(7.85)	7.13
Total from investment operations	$1.19	$1.46	$2.89	$2.46	$(7.88)	$7.10
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.14)	$—	$—	$(0.02)	$—
From net realized gain	(0.44)	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$(0.58)	$(0.14)	$—	$—	$(1.60)	$(0.91)
Net asset value, end of period (x)	$25.95	$25.34	$24.02	$21.13	$18.67	$28.15
Total return (%) (r)(s)(t)(x)	4.87 (n)	6.15	13.68	13.18	(29.53)	33.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58 (a)	1.51	1.55	1.56	1.43	1.45
Expenses after expense reductions	1.10 (a)	1.10	1.10	1.10	1.10	1.09
Net investment income (loss)	0.20 (a)	0.66	0.82	0.41	(0.13)	(0.11)
Portfolio turnover rate	18 (n)	47	37	29	36	36
Net assets at end of period (000 omitted)	$117	$112	$208	$93	$82	$116

Class R6	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$25.48	$24.14	$21.21	$18.73	$28.24	$22.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.16	$0.17	$0.12	$(0.01)	$(0.00)(w)
Net realized and unrealized gain (loss)	1.17	1.34	2.76	2.36	(7.88)	7.14
Total from investment operations	$1.21	$1.50	$2.93	$2.48	$(7.89)	$7.14
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.16)	$—	$—	$(0.04)	$—
From net realized gain	(0.44)	—	—	—	(1.58)	(0.91)
Total distributions declared to shareholders	$(0.61)	$(0.16)	$—	$—	$(1.62)	$(0.91)
Net asset value, end of period (x)	$26.08	$25.48	$24.14	$21.21	$18.73	$28.24
Total return (%) (r)(s)(t)(x)	4.95 (n)	6.28	13.81	13.24	(29.49)	33.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.47 (a)	1.41	1.45	1.43	1.33	1.37
Expenses after expense reductions	1.01 (a)	1.01	1.00	1.01	1.00	1.01
Net investment income (loss)	0.31 (a)	0.68	0.77	0.62	(0.03)	(0.01)
Portfolio turnover rate	18 (n)	47	37	29	36	36
Net assets at end of period (000 omitted)	$23,428	$26,001	$27,624	$22,034	$14,688	$20,788

See Notes to Financial Statements
13

MFS Global New Discovery Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
14

MFS Global New Discovery Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
15

MFS Global New Discovery Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$32,289,770	$—	$—	$32,289,770
Japan	6,794,588	—	—	6,794,588
United Kingdom	6,036,839	—	—	6,036,839
Canada	3,616,254	—	—	3,616,254
Germany	3,296,143	—	—	3,296,143
France	3,013,608	—	—	3,013,608
Brazil	2,059,036	—	—	2,059,036
Australia	1,968,355	—	—	1,968,355
India	1,127,809	—	—	1,127,809
Other Countries	7,347,891	1,168,941	—	8,516,832
Investment Companies	2,112,091	—	—	2,112,091
Total	$69,662,384	$1,168,941	$—	$70,831,325
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S.
16

MFS Global New Discovery Fund
Notes to Financial Statements (unaudited) - continued
government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$381,749
The federal tax cost and the tax basis components of distributable earnings were as follows:
17

MFS Global New Discovery Fund
Notes to Financial Statements (unaudited) - continued
As of 2/28/26
Cost of investments	$54,779,599
Gross appreciation	18,944,806
Gross depreciation	(2,893,080)
Net unrealized appreciation (depreciation)	$16,051,726
As of 8/31/25
Undistributed ordinary income	336,107
Undistributed long-term capital gain	561,421
Other temporary differences	(5,762)
Net unrealized appreciation (depreciation)	14,497,656
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/26	Year ended 8/31/25
Class A	$503,244	$83,292
Class B	16,710	—
Class C	20,665	—
Class I	434,115	112,932
Class R1	2,984	—
Class R2	4,251	272
Class R3	19,150	3,265
Class R4	2,558	1,221
Class R6	638,439	180,767
Total	$1,642,116	$381,749
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.975%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this management fee reduction amounted to $4,784, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.96% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
18

MFS Global New Discovery Fund
Notes to Financial Statements (unaudited) - continued
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.01%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this reduction amounted to $160,106, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,124 for the six months ended February 28, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$29,180
Class B	0.75%	0.25%	1.00%	1.00%	3,931
Class C	0.75%	0.25%	1.00%	1.00%	5,433
Class R1	0.75%	0.25%	1.00%	1.00%	733
Class R2	0.25%	0.25%	0.50%	0.50%	518
Class R3	—	0.25%	0.25%	0.25%	1,085
Total Distribution and Service Fees					$40,880
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2026, this rebate amounted to $4 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2026, were as follows:
Amount
Class A	$—
Class B	—
Class C	89
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2026, the fee was $5,737, which equated to 0.0164% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $24,636.
19

MFS Global New Discovery Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.0285% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2026, MFS held approximately 68% and 50% of the outstanding shares of Class R1 and Class R2, respectively, and 100% of the outstanding shares of Class R4.
(4) Portfolio Securities
For the six months ended February 28, 2026, purchases and sales of investments, other than short-term obligations, aggregated $12,420,426 and $17,645,241, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	63,756	$1,551,915	105,062	$2,412,743
Class B	230	5,062	811	15,794
Class C	1,646	35,652	7,141	144,092
Class I	65,363	1,627,379	216,136	5,136,225
Class R1	17	360	35	720
Class R2	145	3,356	254	5,663
Class R3	1,714	41,309	2,696	62,203
Class R4	—	—	363	8,308
Class R6	132,665	3,317,985	229,550	5,451,206
	265,536	$6,583,018	562,048	$13,236,954
Shares issued to shareholders in reinvestment of distributions
Class A	21,501	$502,686	3,762	$83,253
Class B	803	16,710	—	—
Class C	994	20,665	—	—
Class I	18,002	432,589	4,915	111,729
Class R1	144	2,984	—	—
Class R2	188	4,251	13	272
Class R3	820	19,150	148	3,265
Class R4	106	2,558	54	1,221
Class R6	23,196	560,413	7,031	160,666
	65,754	$1,562,006	15,923	$360,406
20

MFS Global New Discovery Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(75,748)	$(1,833,135)	(281,289)	$(6,489,854)
Class B	(10,834)	(233,955)	(18,514)	(379,093)
Class C	(12,111)	(262,323)	(13,974)	(287,430)
Class I	(64,373)	(1,611,279)	(303,128)	(7,173,604)
Class R2	(15)	(339)	(279)	(6,233)
Class R3	(295)	(7,301)	(4,750)	(111,520)
Class R4	—	—	(4,651)	(112,784)
Class R6	(277,767)	(7,044,797)	(360,618)	(8,714,247)
	(441,143)	$(10,993,129)	(987,203)	$(23,274,765)
Net change
Class A	9,509	$221,466	(172,465)	$(3,993,858)
Class B	(9,801)	(212,183)	(17,703)	(363,299)
Class C	(9,471)	(206,006)	(6,833)	(143,338)
Class I	18,992	448,689	(82,077)	(1,925,650)
Class R1	161	3,344	35	720
Class R2	318	7,268	(12)	(298)
Class R3	2,239	53,158	(1,906)	(46,052)
Class R4	106	2,558	(4,234)	(103,255)
Class R6	(121,906)	(3,166,399)	(124,037)	(3,102,375)
	(109,853)	$(2,848,105)	(409,232)	$(9,677,405)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2026, the fund’s commitment fee and interest expense were $167 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended February 28, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,354,386	$10,904,640	$10,147,144	$210	$(1)	$2,112,091

21

MFS Global New Discovery Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$24,837	$—
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global New Discovery Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global New Discovery Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global New Discovery Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS Mid Cap Growth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Growth Fund
Portfolio of Investments − 2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 11.4%
Axon Enterprise, Inc. (a)	479,513	$260,087,851
BWX Technologies, Inc.	688,050	141,724,539
Curtiss-Wright Corp.	243,543	170,560,469
Hexcel Corp.	1,490,033	138,111,159
Howmet Aerospace, Inc.	2,302,899	604,580,074
Huntington Ingalls Industries, Inc.	145,655	64,746,561
RBC Bearings, Inc. (a)	184,426	106,214,622
Woodward, Inc.	229,686	88,833,357
		$1,574,858,632
Apparel Manufacturers – 1.0%
Amer Sports, Inc. (a)	1,986,832	$75,459,880
VF Corp.	2,998,396	58,228,850
		$133,688,730
Automotive – 1.6%
Carvana Co. (a)	567,500	$189,635,800
Modine Manufacturing Co. (a)	120,512	27,386,352
		$217,022,152
Biotechnology – 0.8%
Exact Sciences Corp. (a)	569,990	$58,925,566
Illumina, Inc. (a)	425,484	57,210,579
		$116,136,145
Broadcasting – 3.1%
Liberty Media Corp. (a)	511,318	$46,831,616
Spotify Technology S.A. (a)	130,759	67,333,039
TKO Group Holdings, Inc.	1,430,847	320,323,718
		$434,488,373
Brokerage & Asset Managers – 5.9%
Ares Management Co.	640,121	$71,699,953
Carlyle Group, Inc.	3,660,200	190,293,798
LPL Financial Holdings, Inc.	897,884	269,706,396
NASDAQ, Inc.	2,611,865	228,747,137
Robinhood Markets, Inc. (a)	723,758	54,897,044
		$815,344,328
Business Services – 0.7%
TransUnion	1,244,967	$97,792,158
Computer Software – 5.2%
Cadence Design Systems, Inc. (a)	388,339	$117,045,375
Cloudflare, Inc., “A” (a)	1,031,626	177,635,681
Datadog, Inc., “A” (a)	966,155	108,170,714
Guidewire Software, Inc. (a)	875,525	127,231,293
MongoDB, Inc. (a)	189,971	62,399,774
OTCFS-SEM
1

MFS Mid Cap Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Okta, Inc. (a)	1,658,649	$120,252,052
		$712,734,889
Computer Software - Systems – 0.8%
Seagate Technology Holdings PLC	272,280	$111,046,675
Construction – 1.9%
Ferguson Enterprises, Inc.	154,831	$40,373,732
Vulcan Materials Co.	729,132	226,030,920
		$266,404,652
Electrical Equipment – 2.6%
AMETEK, Inc.	456,831	$109,283,112
Hubbell, Inc.	239,044	122,302,082
Vertiv Holdings Co.	521,169	132,840,766
		$364,425,960
Electronics – 6.3%
ASM International N.V.	156,566	$132,125,847
Coherent Corp. (a)	537,551	139,188,080
Jabil Circuit, Inc.	387,575	102,703,499
MACOM Technology Solutions Holdings, Inc. (a)	200,132	49,656,752
Monolithic Power Systems, Inc.	385,713	440,769,674
		$864,443,852
Energy - Independent – 1.6%
Antero Resources Corp. (a)	1,729,392	$63,658,919
Expand Energy Corp.	1,211,028	130,694,142
Ovintiv, Inc.	407,676	20,624,329
		$214,977,390
Energy - Renewables – 0.7%
Bloom Energy Corp. (a)	299,276	$46,588,295
Generac Holdings, Inc. (a)	251,819	56,752,448
		$103,340,743
Engineering - Construction – 4.1%
EMCOR Group, Inc.	219,309	$158,915,688
Quanta Services, Inc.	667,580	375,900,946
TopBuild Corp. (a)	63,348	28,398,908
		$563,215,542
Entertainment – 2.5%
Live Nation Entertainment, Inc. (a)	2,156,753	$349,695,931
Food & Beverages – 0.8%
Celsius Holdings, Inc. (a)	2,117,494	$113,518,853
Gaming & Lodging – 6.2%
Carnival Corp.	4,363,355	$137,663,850
DraftKings, Inc. (a)	4,931,528	117,567,628
Hyatt Hotels Corp.	1,217,409	196,611,553
2

MFS Mid Cap Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Royal Caribbean Cruises Ltd.	415,180	$129,104,373
Sportradar Group AG (a)	3,643,288	66,526,439
Viking Holdings Ltd. (a)	2,668,781	208,218,294
		$855,692,137
Leisure & Toys – 4.5%
Roblox Corp., “A” (a)	3,188,993	$218,956,260
Take-Two Interactive Software, Inc. (a)	1,886,157	398,884,482
		$617,840,742
Machinery & Tools – 3.0%
Applied Industrial Technologies, Inc.	218,765	$61,818,614
Donaldson Co., Inc.	448,234	41,578,186
Ingersoll Rand, Inc.	501,575	47,218,270
Lincoln Electric Holdings, Inc.	169,727	48,720,135
Nordson Corp.	166,924	48,982,179
Trimble, Inc. (a)	2,398,115	160,361,950
		$408,679,334
Medical & Health Technology & Services – 0.6%
Charles River Laboratories International, Inc. (a)	430,003	$76,751,235
Medical Equipment – 10.9%
Agilent Technologies, Inc.	1,411,097	$171,278,954
Bio-Rad Laboratories, Inc., “A” (a)	278,278	77,483,726
Bio-Techne Corp.	1,802,620	106,354,580
DexCom, Inc. (a)	1,068,800	78,481,984
Masimo Corp. (a)	1,643,450	288,178,957
Medline, Inc., “A” (a)	1,798,467	85,445,167
Natera, Inc. (a)	1,417,224	294,839,281
Repligen Corp. (a)	866,360	111,526,523
STERIS PLC	660,880	166,773,068
Waters Corp. (a)	375,362	119,883,116
		$1,500,245,356
Metals & Mining – 1.7%
Alcoa Corp.	212,039	$13,163,381
Antofagasta PLC	254,351	14,629,685
Cameco Corp.	1,700,149	201,297,642
		$229,090,708
Natural Gas - Pipeline – 2.2%
Cheniere Energy, Inc.	1,165,873	$274,831,242
DT Midstream, Inc.	251,796	34,959,357
		$309,790,599
Network & Telecom – 0.9%
Ciena Corp. (a)	352,236	$122,824,693
Oil Services – 0.3%
TechnipFMC PLC	563,951	$37,395,591
3

MFS Mid Cap Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 0.5%
Fifth Third Bancorp	1,279,953	$63,319,275
Pharmaceuticals – 3.0%
Alnylam Pharmaceuticals, Inc. (a)	331,878	$110,488,824
Ascendis Pharma, ADR (a)	1,279,738	298,818,823
		$409,307,647
Pollution Control – 0.9%
GFL Environmental, Inc.	2,688,819	$118,818,912
Precious Metals & Minerals – 0.1%
Alamos Gold, Inc.	275,236	$14,917,487
Real Estate – 1.7%
CBRE Group, Inc., “A” (a)	1,607,075	$237,300,694
Restaurants – 3.4%
Aramark	2,485,660	$104,024,871
Cava Group, Inc. (a)	343,033	28,289,931
Performance Food Group Co. (a)	1,078,547	104,683,772
Wingstop, Inc.	909,649	236,063,012
		$473,061,586
Specialty Stores – 6.1%
BJ's Wholesale Club Holdings, Inc. (a)	154,818	$15,294,470
Burlington Stores, Inc. (a)	792,368	243,153,968
Coupang, Inc. (a)	6,128,836	116,938,191
Floor & Decor Holdings, Inc., “A” (a)	627,275	43,338,430
Grab Holdings Ltd., “A” (a)	7,278,929	30,717,080
O'Reilly Automotive, Inc. (a)	1,985,830	186,429,721
Tapestry, Inc.	1,111,670	172,831,335
Tractor Supply Co.	613,381	31,797,671
		$840,500,866
Utilities - Electric Power – 2.0%
Vistra Corp.	1,615,099	$280,849,565
Total Common Stocks (Identified Cost, $10,193,510,117)		$13,649,521,432

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	115,391	$0

4

MFS Mid Cap Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $150,586,755)	150,578,832	$150,593,890
Other Assets, Less Liabilities – (0.1)%		(8,062,874)
Net Assets – 100.0%		$13,792,052,448

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $150,593,890 and
$13,649,521,432, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Mid Cap Growth Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $10,193,510,117)	$13,649,521,432
Investments in affiliated issuers, at value (identified cost, $150,586,755)	150,593,890
Foreign currency, at value (identified cost, $255)	254
Receivables for
Investments sold	10,295,065
Fund shares sold	22,621,852
Interest and dividends	1,678,922
Other assets	100,242
Total assets	$13,834,811,657
Liabilities
Payable to custodian	$10,329,830
Payables for
Investments purchased	14,685,465
Fund shares reacquired	14,422,872
Payable to affiliates
Investment adviser	709,302
Administrative services fee	4,793
Shareholder servicing costs	1,879,084
Distribution and service fees	53,847
Payable for independent Trustees' compensation	28,968
Accrued expenses and other liabilities	645,048
Total liabilities	$42,759,209
Net assets	$13,792,052,448
Net assets consist of
Paid-in capital	$9,846,739,361
Total distributable earnings (loss)	3,945,313,087
Net assets	$13,792,052,448
Shares of beneficial interest outstanding	499,874,795

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,635,012,234	64,767,951	$25.24
Class B	2,590,339	144,810	17.89
Class C	55,035,065	3,223,025	17.08
Class I	3,346,197,122	119,840,344	27.92
Class R1	2,692,420	151,605	17.76
Class R2	21,494,621	946,020	22.72
Class R3	706,189,196	28,212,928	25.03
Class R4	265,471,397	9,806,027	27.07
Class R6	7,757,370,054	272,782,085	28.44

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $26.78 [100 / 94.25 x $25.24]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Mid Cap Growth Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$27,157,851
Dividends from affiliated issuers	3,693,836
Income on securities loaned	276,200
Other	267,780
Foreign taxes withheld	(146,572)
Total investment income	$31,249,095
Expenses
Management fee	$45,945,074
Distribution and service fees	3,452,152
Shareholder servicing costs	4,342,067
Administrative services fee	275,632
Independent Trustees' compensation	78,850
Custodian fee	226,864
Shareholder communications	414,302
Audit and tax fees	35,547
Legal fees	40,734
Miscellaneous	265,769
Total expenses	$55,076,991
Fees paid indirectly	(6)
Reduction of expenses by investment adviser and distributor	(987,683)
Net expenses	$54,089,302
Net investment income (loss)	$(22,840,207)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$967,111,431
Affiliated issuers	2,536
Foreign currency	17,885
Net realized gain (loss)	$967,131,852
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,652,038,330)
Affiliated issuers	(4,442)
Translation of assets and liabilities in foreign currencies	47,897
Net unrealized gain (loss)	$(1,651,994,875)
Net realized and unrealized gain (loss)	$(684,863,023)
Change in net assets from operations	$(707,703,230)
See Notes to Financial Statements
7

MFS Mid Cap Growth Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25
Change in net assets
From operations
Net investment income (loss)	$(22,840,207)	$(44,776,457)
Net realized gain (loss)	967,131,852	2,006,573,261
Net unrealized gain (loss)	(1,651,994,875)	(119,625,986)
Change in net assets from operations	$(707,703,230)	$1,842,170,818
Total distributions to shareholders	$(1,900,005,112)	$(1,018,255,902)
Change in net assets from fund share transactions	$1,217,286,271	$(362,659,118)
Total change in net assets	$(1,390,422,071)	$461,255,798
Net assets
At beginning of period	15,182,474,519	14,721,218,721
At end of period	$13,792,052,448	$15,182,474,519
See Notes to Financial Statements
8

MFS Mid Cap Growth Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$30.90	$29.52	$25.03	$22.55	$31.84	$24.65
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.17)	$(0.11)	$(0.06)	$(0.15)	$(0.18)
Net realized and unrealized gain (loss)	(1.35)	3.77	4.60	2.54	(8.02)	7.60
Total from investment operations	$(1.43)	$3.60	$4.49	$2.48	$(8.17)	$7.42
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$25.24	$30.90	$29.52	$25.03	$22.55	$31.84
Total return (%) (r)(s)(t)(x)	(4.82)(n)	12.48	17.94	11.00	(26.53)	30.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03 (a)	1.03	1.04	1.04	1.03	1.01
Expenses after expense reductions (f)	1.02 (a)	1.01	1.02	1.03	1.01	1.00
Net investment income (loss)	(0.59)(a)	(0.57)	(0.41)	(0.24)	(0.54)	(0.65)
Portfolio turnover rate	31 (n)	54	35	30	21	23
Net assets at end of period (000 omitted)	$1,635,012	$1,844,672	$1,760,265	$1,560,931	$1,477,097	$2,130,372

Class B	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$23.25	$22.88	$19.55	$17.75	$25.48	$19.91
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.29)	$(0.24)	$(0.18)	$(0.28)	$(0.31)
Net realized and unrealized gain (loss)	(0.99)	2.88	3.57	1.98 (g)	(6.33)(g)	6.11
Total from investment operations	$(1.13)	$2.59	$3.33	$1.80	$(6.61)	$5.80
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$17.89	$23.25	$22.88	$19.55	$17.75	$25.48
Total return (%) (r)(s)(t)(x)	(5.14)(n)	11.63	17.03	10.14	(27.05)	29.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78 (a)	1.78	1.79	1.79	1.78	1.76
Expenses after expense reductions (f)	1.77 (a)	1.76	1.77	1.78	1.76	1.75
Net investment income (loss)	(1.33)(a)	(1.31)	(1.16)	(0.99)	(1.30)	(1.39)
Portfolio turnover rate	31 (n)	54	35	30	21	23
Net assets at end of period (000 omitted)	$2,590	$3,929	$5,909	$8,033	$10,002	$18,021

See Notes to Financial Statements
9

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$22.40	$22.11	$18.89	$17.15	$24.66	$19.28
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.28)	$(0.24)	$(0.17)	$(0.27)	$(0.30)
Net realized and unrealized gain (loss)	(0.96)	2.79	3.46	1.91 (g)	(6.12)(g)	5.91 (g)
Total from investment operations	$(1.09)	$2.51	$3.22	$1.74	$(6.39)	$5.61
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$17.08	$22.40	$22.11	$18.89	$17.15	$24.66
Total return (%) (r)(s)(t)(x)	(5.15)(n)	11.68	17.05	10.15	(27.06)	29.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78 (a)	1.78	1.79	1.79	1.78	1.76
Expenses after expense reductions (f)	1.77 (a)	1.76	1.77	1.78	1.76	1.75
Net investment income (loss)	(1.33)(a)	(1.31)	(1.16)	(0.99)	(1.30)	(1.40)
Portfolio turnover rate	31 (n)	54	35	30	21	23
Net assets at end of period (000 omitted)	$55,035	$69,516	$76,828	$76,216	$85,842	$137,007

Class I	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$33.67	$31.90	$26.99	$24.26	$34.07	$26.30
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.10)	$(0.05)	$0.00 (w)	$(0.08)	$(0.12)
Net realized and unrealized gain (loss)	(1.47)	4.09	4.96	2.73	(8.61)	8.12
Total from investment operations	$(1.52)	$3.99	$4.91	$2.73	$(8.69)	$8.00
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$27.92	$33.67	$31.90	$26.99	$24.26	$34.07
Total return (%) (r)(s)(t)(x)	(4.68)(n)	12.78	18.19	11.25	(26.32)	30.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78 (a)	0.78	0.79	0.79	0.78	0.76
Expenses after expense reductions (f)	0.77 (a)	0.76	0.77	0.78	0.77	0.75
Net investment income (loss)	(0.34)(a)	(0.32)	(0.16)	0.01	(0.28)	(0.40)
Portfolio turnover rate	31 (n)	54	35	30	21	23
Net assets at end of period (000 omitted)	$3,346,197	$3,968,716	$4,128,562	$3,541,201	$4,344,475	$4,444,325

See Notes to Financial Statements
10

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$23.12	$22.75	$19.44	$17.65	$25.35	$19.81
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.29)	$(0.24)	$(0.18)	$(0.28)	$(0.31)
Net realized and unrealized gain (loss)	(0.99)	2.88	3.55	1.97 (g)	(6.30)(g)	6.08
Total from investment operations	$(1.13)	$2.59	$3.31	$1.79	$(6.58)	$5.77
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$17.76	$23.12	$22.75	$19.44	$17.65	$25.35
Total return (%) (r)(s)(t)(x)	(5.17)(n)	11.70	17.03	10.14	(27.07)	29.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78 (a)	1.78	1.79	1.79	1.78	1.76
Expenses after expense reductions (f)	1.77 (a)	1.76	1.77	1.78	1.76	1.75
Net investment income (loss)	(1.34)(a)	(1.31)	(1.16)	(0.99)	(1.30)	(1.39)
Portfolio turnover rate	31 (n)	54	35	30	21	23
Net assets at end of period (000 omitted)	$2,692	$3,035	$2,839	$3,097	$3,040	$5,281

Class R2	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$28.28	$27.25	$23.17	$20.93	$29.70	$23.06
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.22)	$(0.17)	$(0.10)	$(0.20)	$(0.24)
Net realized and unrealized gain (loss)	(1.22)	3.47	4.25	2.34	(7.45)	7.11
Total from investment operations	$(1.33)	$3.25	$4.08	$2.24	$(7.65)	$6.87
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$22.72	$28.28	$27.25	$23.17	$20.93	$29.70
Total return (%) (r)(s)(t)(x)	(4.91)(n)	12.22	17.61	10.70	(26.70)	30.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28 (a)	1.28	1.29	1.29	1.28	1.26
Expenses after expense reductions (f)	1.27 (a)	1.26	1.27	1.28	1.27	1.25
Net investment income (loss)	(0.84)(a)	(0.81)	(0.66)	(0.49)	(0.79)	(0.90)
Portfolio turnover rate	31 (n)	54	35	30	21	23
Net assets at end of period (000 omitted)	$21,495	$24,044	$25,996	$23,393	$21,633	$29,120

See Notes to Financial Statements
11

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$30.68	$29.32	$24.86	$22.40	$31.63	$24.49
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.17)	$(0.11)	$(0.05)	$(0.14)	$(0.18)
Net realized and unrealized gain (loss)	(1.34)	3.75	4.57	2.51	(7.97)	7.55
Total from investment operations	$(1.42)	$3.58	$4.46	$2.46	$(8.11)	$7.37
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$25.03	$30.68	$29.32	$24.86	$22.40	$31.63
Total return (%) (r)(s)(t)(x)	(4.81)(n)	12.50	17.94	10.98	(26.52)	30.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03 (a)	1.03	1.04	1.04	1.03	1.01
Expenses after expense reductions (f)	1.02 (a)	1.01	1.02	1.03	1.01	1.00
Net investment income (loss)	(0.59)(a)	(0.56)	(0.41)	(0.24)	(0.54)	(0.65)
Portfolio turnover rate	31 (n)	54	35	30	21	23
Net assets at end of period (000 omitted)	$706,189	$684,492	$644,603	$592,712	$557,897	$777,474

Class R4	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$32.78	$31.11	$26.32	$23.66	$33.25	$25.67
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.10)	$(0.05)	$0.00 (w)	$(0.08)	$(0.12)
Net realized and unrealized gain (loss)	(1.43)	3.99	4.84	2.66	(8.39)	7.93
Total from investment operations	$(1.48)	$3.89	$4.79	$2.66	$(8.47)	$7.81
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$27.07	$32.78	$31.11	$26.32	$23.66	$33.25
Total return (%) (r)(s)(t)(x)	(4.68)(n)	12.79	18.20	11.24	(26.30)	30.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78 (a)	0.78	0.79	0.79	0.78	0.76
Expenses after expense reductions (f)	0.77 (a)	0.76	0.77	0.78	0.76	0.75
Net investment income (loss)	(0.34)(a)	(0.32)	(0.16)	0.01	(0.29)	(0.40)
Portfolio turnover rate	31 (n)	54	35	30	21	23
Net assets at end of period (000 omitted)	$265,471	$298,058	$277,965	$268,875	$300,198	$389,323

See Notes to Financial Statements
12

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$34.19	$32.33	$27.32	$24.52	$34.39	$26.51
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.06)	$(0.01)	$0.04	$(0.05)	$(0.09)
Net realized and unrealized gain (loss)	(1.49)	4.14	5.02	2.76	(8.70)	8.20
Total from investment operations	$(1.52)	$4.08	$5.01	$2.80	$(8.75)	$8.11
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)	$(0.23)
Net asset value, end of period (x)	$28.44	$34.19	$32.33	$27.32	$24.52	$34.39
Total return (%) (r)(s)(t)(x)	(4.60)(n)	12.90	18.34	11.42	(26.24)	30.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66 (a)	0.66	0.67	0.67	0.66	0.66
Expenses after expense reductions (f)	0.65 (a)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	(0.21)(a)	(0.20)	(0.04)	0.14	(0.18)	(0.30)
Portfolio turnover rate	31 (n)	54	35	30	21	23
Net assets at end of period (000 omitted)	$7,757,370	$8,286,013	$7,798,250	$6,999,847	$6,400,990	$8,056,150

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Mid Cap Growth Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
14

MFS Mid Cap Growth Fund
Notes to Financial Statements (unaudited) - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$12,511,938,407	$—	$—	$12,511,938,407
Canada	335,034,041	0	—	335,034,041
Denmark	298,818,823	—	—	298,818,823
Netherlands	132,125,847	—	—	132,125,847
South Korea	116,938,191	—	—	116,938,191
Finland	75,459,880	—	—	75,459,880
Sweden	67,333,039	—	—	67,333,039
Switzerland	66,526,439	—	—	66,526,439
Singapore	30,717,080	—	—	30,717,080
Other Countries	14,629,685	—	—	14,629,685
Investment Companies	150,593,890	—	—	150,593,890
Total	$13,800,115,322	$0	$—	$13,800,115,322
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's
15

MFS Mid Cap Growth Fund
Notes to Financial Statements (unaudited) - continued
rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 28, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/25
Long-term capital gains	$1,018,255,902
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS Mid Cap Growth Fund
Notes to Financial Statements (unaudited) - continued
As of 2/28/26
Cost of investments	$10,392,981,213
Gross appreciation	3,868,407,705
Gross depreciation	(461,273,596)
Net unrealized appreciation (depreciation)	$3,407,134,109
As of 8/31/25
Undistributed long-term capital gain	1,530,632,178
Late year ordinary loss deferral	(36,787,330)
Other temporary differences	(320)
Net unrealized appreciation (depreciation)	5,059,176,901
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/26	Year ended 8/31/25
Class A	$246,720,822	$130,328,699
Class B	617,963	512,760
Class C	12,446,686	7,330,733
Class I	466,218,666	292,207,979
Class R1	521,539	282,742
Class R2	3,438,767	2,039,755
Class R3	105,349,753	47,236,442
Class R4	37,358,283	21,589,660
Class R6	1,027,332,633	516,727,132
Total	$1,900,005,112	$1,018,255,902
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.62%
In excess of $10 billion and up to $20 billion	0.60%
In excess of $20 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this management fee reduction amounted to $987,062, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.62% of the fund's average daily net assets.
17

MFS Mid Cap Growth Fund
Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $70,693 for the six months ended February 28, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,159,645
Class B	0.75%	0.25%	1.00%	1.00%	16,356
Class C	0.75%	0.25%	1.00%	1.00%	312,408
Class R1	0.75%	0.25%	1.00%	1.00%	14,046
Class R2	0.25%	0.25%	0.50%	0.50%	56,023
Class R3	—	0.25%	0.25%	0.25%	893,674
Total Distribution and Service Fees					$3,452,152
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2026, this rebate amounted to $598, $1, and $22 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2026, were as follows:
Amount
Class A	$18,558
Class B	—
Class C	1,768
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2026, the fee was $255,619, which equated to 0.0035% annually of the fund's average daily net assets. MFSC also receives reimbursement from the
18

MFS Mid Cap Growth Fund
Notes to Financial Statements (unaudited) - continued
fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,086,448.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.0038% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2026, this reimbursement amounted to $267,777, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $4,431,047,458 and $5,108,537,004, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,668,201	$99,639,808	6,482,724	$189,719,801
Class B	13	317	5,277	121,347
Class C	123,551	2,441,390	284,779	6,138,149
Class I	12,229,517	369,722,596	38,258,391	1,237,040,249
Class R1	9,808	190,842	26,335	593,540
Class R2	49,209	1,207,363	151,511	3,957,391
Class R3	6,248,884	183,847,363	4,262,852	125,382,535
Class R4	597,838	17,953,471	2,242,421	70,199,827
Class R6	30,216,948	954,069,544	46,917,316	1,484,057,686
	53,143,969	$1,629,072,694	98,631,606	$3,117,210,525
19

MFS Mid Cap Growth Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	8,754,618	$224,205,772	3,987,693	$118,673,723
Class B	33,992	617,963	22,604	509,035
Class C	709,232	12,305,180	332,453	7,210,914
Class I	16,136,783	456,832,313	8,726,343	282,558,954
Class R1	28,894	521,539	12,628	282,742
Class R2	148,593	3,426,562	74,502	2,033,186
Class R3	4,149,261	105,349,743	1,598,526	47,236,442
Class R4	1,337,581	36,716,601	675,635	21,296,045
Class R6	34,347,599	990,241,273	14,995,944	492,616,743
	65,646,553	$1,830,216,946	30,426,328	$972,417,784
Shares reacquired
Class A	(7,353,782)	$(200,218,521)	(10,409,849)	$(304,699,918)
Class B	(58,181)	(1,162,802)	(117,216)	(2,613,539)
Class C	(713,800)	(13,379,192)	(988,035)	(21,197,437)
Class I	(26,385,501)	(804,997,438)	(58,528,456)	(1,876,756,553)
Class R1	(18,387)	(383,214)	(32,445)	(719,690)
Class R2	(101,931)	(2,590,738)	(329,714)	(8,878,958)
Class R3	(4,498,840)	(126,282,063)	(5,535,456)	(161,380,185)
Class R4	(1,221,659)	(36,453,774)	(2,759,437)	(84,958,218)
Class R6	(34,104,851)	(1,056,535,627)	(60,799,594)	(1,991,082,929)
	(74,456,932)	$(2,242,003,369)	(139,500,202)	$(4,452,287,427)
Net change
Class A	5,069,037	$123,627,059	60,568	$3,693,606
Class B	(24,176)	(544,522)	(89,335)	(1,983,157)
Class C	118,983	1,367,378	(370,803)	(7,848,374)
Class I	1,980,799	21,557,471	(11,543,722)	(357,157,350)
Class R1	20,315	329,167	6,518	156,592
Class R2	95,871	2,043,187	(103,701)	(2,888,381)
Class R3	5,899,305	162,915,043	325,922	11,238,792
Class R4	713,760	18,216,298	158,619	6,537,654
Class R6	30,459,696	887,775,190	1,113,666	(14,408,500)
	44,333,590	$1,217,286,271	(10,442,268)	$(362,659,118)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 4%, 3%, 2%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
20

MFS Mid Cap Growth Fund
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2026, the fund’s commitment fee and interest expense were $34,772 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended February 28, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$141,358,889	$1,278,648,673	$1,269,411,766	$2,536	$(4,442)	$150,593,890

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,693,836	$—
(8) Redemptions In-Kind
On September 26, 2025, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $37,552,329.The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $16,757,493 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Growth Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

MFS U.S. Government Money Market Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS U.S. Government Money Market Fund
Portfolio of Investments − 2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 65.1%
Fannie Mae, 3.6%, due 3/18/2026	$9,700,000	$9,683,647
Federal Farm Credit Bank, 3.83%, due 3/05/2026	6,500,000	6,497,277
Federal Farm Credit Bank, 3.64%, due 4/14/2026	7,900,000	7,865,047
Federal Farm Credit Bank, 3.79%, due 4/20/2026	8,000,000	7,958,556
Federal Farm Credit Bank, 3.64%, due 5/04/2026	11,100,000	11,028,763
Federal Farm Credit Bank, 3.625%, due 6/17/2026	7,450,000	7,370,210
Federal Home Loan Bank, 3.63%, due 3/30/2026	8,250,000	8,226,142
Federal Home Loan Bank, 3.58%, due 4/10/2026	13,550,000	13,496,628
Federal Home Loan Bank, 3.64%, due 5/08/2026	15,800,000	15,692,470
Freddie Mac, 3.61%, due 4/20/2026	10,200,000	10,149,283
Freddie Mac, 3.61%, due 5/27/2026	10,100,000	10,012,618
U.S. Treasury Bill, 3.8%, due 3/10/2026	15,300,000	15,285,633
U.S. Treasury Bill, 3.78%, due 3/19/2026	9,500,000	9,482,366
U.S. Treasury Bill, 3.58%, due 3/26/2026	10,250,000	10,224,727
U.S. Treasury Bill, 3.66%, due 4/07/2026	12,450,000	12,403,724
U.S. Treasury Bill, 3.6%, due 4/16/2026	22,200,000	22,098,676
U.S. Treasury Bill, 3.63%, due 4/21/2026	8,000,000	7,959,036
U.S. Treasury Bill, 3.63%, due 5/14/2026	6,400,000	6,352,627
U.S. Treasury Bill, 3.64%, due 5/28/2026	10,200,000	10,110,739
U.S. Treasury Bill, 3.63%, due 6/16/2026	13,450,000	13,306,485
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$215,204,654
Repurchase Agreements – 35.0%
BofA Securities, Inc. Repurchase Agreement, 3.66%, dated 2/27/2026, due 3/02/2026, total to be received $57,825,631 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $59,083,054)	$57,808,000	$57,808,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 3.64%, dated 2/27/2026, due 3/02/2026, total to be received $57,825,803 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $58,964,608)	57,808,268	57,808,268
Total Repurchase Agreements, at Cost and Value		$115,616,268
Other Assets, Less Liabilities – (0.1)%		(298,958)
Net Assets – 100.0%		$330,521,964

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
MCMFS-SEM
1

MFS U.S. Government Money Market Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 (unaudited) Assets
Investments in unaffiliated issuers, at cost and value	$215,204,654
Investments in unaffiliated repurchase agreements, at cost and value	115,616,268
Receivables for
Fund shares sold	59,596
Interest	23,444
Receivable from investment adviser and distributor	34,028
Other assets	9,528
Total assets	$330,947,518
Liabilities
Payables for
Distributions	$2,916
Fund shares reacquired	337,503
Payable to affiliates
Administrative services fee	454
Shareholder servicing costs	40,812
Payable for independent Trustees' compensation	1,641
Accrued expenses and other liabilities	42,228
Total liabilities	$425,554
Net assets	$330,521,964
Net assets consist of
Paid-in capital	$330,524,368
Total distributable earnings (loss)	(2,404)
Net assets	$330,521,964
Shares of beneficial interest outstanding	330,522,453
Net asset value per share (net assets of $330,521,964 / 330,522,453 shares of beneficial interest outstanding)	$1.00
A contingent deferred sales charge may be imposed on redemptions.
See Notes to Financial Statements
2

MFS U.S. Government Money Market Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/26 (unaudited) Net investment income (loss)
Income
Interest	$6,731,590
Expenses
Management fee	$683,380
Shareholder servicing costs	245,568
Administrative services fee	27,388
Independent Trustees' compensation	4,579
Custodian fee	6,596
Shareholder communications	6,212
Audit and tax fees	25,809
Legal fees	1,013
Miscellaneous	43,430
Total expenses	$1,043,975
Fees paid indirectly	(6,596)
Reduction of expenses by investment adviser	(274,298)
Net expenses	$763,081
Net investment income (loss)	$5,968,509
Change in net assets from operations	$5,968,509
See Notes to Financial Statements
3

MFS U.S. Government Money Market Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25
Change in net assets
From operations
Net investment income (loss)	$5,968,509	$14,938,295
Net realized gain (loss)	0	152
Change in net assets from operations	$5,968,509	$14,938,447
Total distributions to shareholders	$(5,968,509)	$(14,938,294)
Change in net assets from fund share transactions	$(30,924,618)	$(1,926,929)
Total change in net assets	$(30,924,618)	$(1,926,776)
Net assets
At beginning of period	361,446,582	363,373,358
At end of period	$330,521,964	$361,446,582
See Notes to Financial Statements
4

MFS U.S. Government Money Market Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.74 (n)	4.13	5.03	3.81	0.27	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61 (a)	0.60	0.60	0.57	0.59	0.55
Expenses after expense reductions (f)	0.45 (a)	0.45	0.45	0.45	0.23	0.06
Net investment income (loss)	3.49 (a)	4.05	4.92	3.70	0.31	0.00
Net assets at end of period (000 omitted)	$330,522	$361,447	$363,373	$388,717	$464,355	$344,209

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
5

MFS U.S. Government Money Market Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS U.S. Government Money Market Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:
6

MFS U.S. Government Money Market Fund
Notes to Financial Statements (unaudited) - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$330,820,922	$—	$330,820,922
Total	$—	$330,820,922	$—	$330,820,922
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At February 28, 2026, the fund had investments in repurchase agreements with a gross value of $115,616,268 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund’s custody fee may be reduced by credits earned under a previous arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credits that were used to reduce the fund's custody fee for the six months ended February 28, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2025, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$14,938,294
The federal tax cost and the tax basis components of distributable earnings were as follows:
7

MFS U.S. Government Money Market Fund
Notes to Financial Statements (unaudited) - continued
As of 2/28/26
Cost of investments	$330,820,922
As of 8/31/25
Undistributed ordinary income	2,021
Other temporary differences	(4,425)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this management fee reduction amounted to $23,311, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that fund operating expenses do not exceed 0.45% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months February 28, 2026, this reduction amounted to $250,987, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the six months ended February 28, 2026 were $15,415.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2026, the fee was $147,612, which equated to 0.0864% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $97,956.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.0160% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
8

MFS U.S. Government Money Market Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/26	Year ended 8/31/25
Shares sold	41,941,871	158,446,274
Shares issued to shareholders in reinvestment of distributions	5,929,062	14,845,273
Shares reacquired	(78,795,551)	(175,218,476)
Net change	(30,924,618)	(1,926,929)
Effective at the close of business on May 29, 2020, the fund was closed to all purchases subject to certain exceptions.
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2026, the fund’s commitment fee and interest expense were $875 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
9

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS U.S. Government Money Market Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
10

MFS Blended Research Emerging Markets Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments − 2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.4%
Aerospace & Defense – 0.1%
Hindustan Aeronautics Ltd.	4,318	$185,732
Airlines – 0.2%
Copa Holdings S.A., “A”	2,201	$305,081
Alcoholic Beverages – 1.5%
Ambev S.A.	614,500	$1,950,242
Kweichow Moutai Co. Ltd., “A”	1,100	233,458
		$2,183,700
Apparel Manufacturers – 0.6%
Chow Tai Fook Jewellery Group	460,000	$771,429
Shenzhou International Group Holdings Ltd.	21,300	172,477
		$943,906
Automotive – 4.4%
BYD Co. Ltd.	47,600	$577,705
Ford Otomotiv Sanayi A.S.	88,962	234,686
Geely Automobile Holdings Ltd.	101,000	208,496
Kia Corp.	2,223	317,572
Mahindra & Mahindra Ltd.	47,060	1,757,400
Maruti Suzuki India Ltd.	9,313	1,520,872
PT Astra International Tbk	3,071,300	1,222,841
Yutong Bus Co. Ltd., “A”	95,100	411,850
Zhejiang Leapmotor Technologies Ltd. (a)	53,900	282,473
		$6,533,895
Biotechnology – 0.5%
3SBio, Inc.	49,500	$138,818
CSPC Pharmaceutical Group Ltd.	160,000	202,470
WuXi Biologics (Cayman), Inc. (a)	64,000	329,023
		$670,311
Broadcasting – 0.3%
Tencent Music Entertainment Group, ADR	31,808	$464,397
Brokerage & Asset Managers – 0.7%
Korea Investment Holdings Co. Ltd.	2,366	$425,173
XP, Inc.	30,629	659,442
		$1,084,615
Business Services – 2.2%
Infosys Ltd.	80,612	$1,151,989
Kanzhun Ltd., ADR	36,381	585,007
Tata Consultancy Services Ltd.	52,021	1,508,088
		$3,245,084
BRKFS-SEM
1

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.8%
UPL Ltd.	172,202	$1,206,486
Computer Software – 0.2%
Totvs S.A.	44,700	$329,942
Computer Software - Systems – 7.7%
Asustek Computer, Inc.	7,000	$117,803
Hon Hai Precision Industry Co. Ltd.	353,000	2,719,204
Lenovo Group Ltd.	728,000	905,417
Samsung Electronics Co. Ltd.	51,286	7,718,748
		$11,461,172
Conglomerates – 0.1%
KOC Holding A.S.	48,055	$218,322
Construction – 2.3%
Anhui Conch Cement Co. Ltd.	266,000	$833,014
CEMEX S.A.B. de C.V.	112,489	140,823
CEMEX S.A.B. de C.V., ADR	59,854	748,774
Midea Group Co. Ltd., “A”	110,500	1,267,518
Techtronic Industries Co. Ltd.	28,000	456,681
		$3,446,810
Consumer Products – 0.3%
AmorePacific Corp.	3,616	$380,579
Electrical Equipment – 0.7%
Contemporary Amperex Technology Co. Ltd., “A”	12,700	$633,564
Havells India Ltd.	28,615	439,434
		$1,072,998
Electronics – 21.0%
ASE Technology Holding Co. Ltd	17,000	$203,649
ASPEED Technology, Inc.	1,000	307,341
MediaTek, Inc.	28,000	1,713,182
Realtek Semiconductor Corp.	15,000	229,947
SK hynix, Inc.	8,442	6,226,599
SK Square Co. Ltd. (a)	4,568	2,048,217
Taiwan Semiconductor Manufacturing Co. Ltd.	326,000	20,484,519
		$31,213,454
Energy - Independent – 1.7%
Bharat Petroleum Corp. Ltd.	342,072	$1,449,109
Orlen S.A.	26,677	856,047
Reliance Industries Ltd.	14,338	219,681
		$2,524,837
Energy - Integrated – 2.6%
HD Hyundai Co. Ltd.	2,479	$504,072
MOL Hungarian Oil & Gas PLC	85,300	943,645
PetroChina Co. Ltd.	1,734,000	2,114,472
2

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – continued
Petronet LNG Ltd.	93,929	$333,896
		$3,896,085
Engineering - Construction – 0.5%
Doosan Bobcat, Inc. (a)	15,287	$690,758
Entertainment – 0.4%
Pop Mart International Group Ltd.	19,000	$558,095
Food & Beverages – 1.6%
AVI Ltd.	81,368	$573,479
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	268,864	1,022,795
NongShim Co. Ltd.	1,324	395,773
Orion Corp.	3,099	287,387
PT Indofood Sukses Makmur Tbk	406,200	156,277
		$2,435,711
Gaming & Lodging – 1.1%
H World Group Ltd., ADR	26,236	$1,437,733
OPAP S.A.	13,802	257,673
		$1,695,406
Insurance – 2.1%
AIA Group Ltd.	61,000	$676,790
China Pacific Insurance Co. Ltd.	89,400	410,696
DB Insurance Co. Ltd.	10,184	1,296,274
Samsung Fire & Marine Insurance Co. Ltd.	2,190	806,882
		$3,190,642
Leisure & Toys – 5.3%
NetEase, Inc.	69,500	$1,591,942
Tencent Holdings Ltd.	95,900	6,349,695
		$7,941,637
Machinery & Tools – 1.2%
Delta Electronics, Inc.	38,000	$1,719,763
Major Banks – 3.1%
ABSA Group Ltd.	40,296	$686,541
Canara Bank Ltd.	397,839	688,179
Eurobank S.A.	96,879	448,731
National Bank of Greece S.A.	95,842	1,561,109
Nedbank Group Ltd.	29,430	582,177
OTP Bank PLC	4,918	606,209
		$4,572,946
Medical & Health Technology & Services – 0.6%
Rede D'Or Sao Luiz S.A. (n)	110,769	$870,768
3

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 4.5%
Alrosa PJSC (a)(u)	143,843	$0
Aluminum Corp. of China Ltd.	576,000	1,041,061
Baoshan Iron & Steel Co. Ltd., “A”	676,300	710,265
Caledonia Mining Corp. PLC	5,054	160,414
China Hongqiao Group Ltd.	207,500	940,505
Hindalco Industries Ltd.	76,662	779,207
Industries Qatar Q.P.S.C.	246,078	817,106
Vale S.A.	89,700	1,547,988
Vedanta Ltd.	82,257	649,548
		$6,646,094
Network & Telecom – 0.8%
Accton Technology Corp.	26,000	$1,134,691
Oil Services – 1.1%
Samsung E&A Co. Ltd.	65,258	$1,651,297
Other Banks & Diversified Financials – 13.9%
Bangkok Bank Public Co. Ltd.	123,000	$714,219
Bank of Cyprus Holdings PLC	31,150	340,831
China Construction Bank Corp.	2,956,000	3,018,948
China Merchants Bank Co. Ltd.	247,500	1,545,096
Credicorp Ltd.	4,873	1,687,910
Emirates NBD Bank PJSC	248,388	2,231,607
Grupo Financiero Banorte S.A. de C.V.	149,673	1,706,787
HDFC Bank Ltd.	241,458	2,356,157
Investec Ltd.	50,314	432,497
Kasikornbank PLC	238,100	1,547,248
KB Financial Group, Inc.	17,484	1,932,538
Old Mutual Ltd.	241,669	251,022
Power Finance Corp. Ltd.	84,475	384,229
Qfin Holdings, Inc., ADR	15,338	223,321
REC Ltd.	76,960	295,908
Saudi Awwal Bank	69,606	635,026
Sberbank of Russia PJSC (a)(u)	177,552	0
Shinhan Financial Group Co. Ltd.	15,729	1,059,534
Union Bank of India Ltd.	102,505	227,902
Yapi Kredi (a)	158,168	155,886
		$20,746,666
Pharmaceuticals – 1.9%
Gedeon Richter PLC	21,129	$791,068
Kalbe Farma Tbk PT	3,447,200	226,181
Sino Biopharmaceutical	511,000	395,167
Sun Pharmaceutical Industries Ltd.	42,960	820,231
WuXi AppTec Co. Ltd., “A”	43,200	617,593
		$2,850,240
Precious Metals & Minerals – 1.0%
AngloGold Ashanti PLC	6,496	$829,994
Gold Fields Ltd.	12,425	724,467
		$1,554,461
4

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.7%
International Container Terminal Services, Inc.	87,550	$1,090,105
Real Estate – 1.5%
Emaar Development PJSC	158,040	$832,570
Emaar Properties PJSC	312,579	1,378,631
		$2,211,201
Specialty Chemicals – 0.4%
LG Chem Ltd.	664	$192,715
Nan Ya Plastics Corp.	57,000	170,783
Sime Darby Berhad	331,200	207,692
		$571,190
Specialty Stores – 3.3%
Alibaba Group Holding Ltd.	202,900	$3,706,114
PDD Holdings, Inc., ADR (a)	11,032	1,144,349
Vipshop Holdings Ltd., ADR	6,375	111,052
		$4,961,515
Telecom Services – 1.8%
Advanced Info Service Public Co. Ltd.	41,100	$502,429
Etihad Etisalat Co.	31,393	538,156
LG Uplus Corp.	34,369	395,178
Operadora de Sites Mexicanos, S.A.B. de C.V. (l)	159,434	141,641
PT Telekom Indonesia	5,062,100	1,068,883
		$2,646,287
Tobacco – 0.2%
ITC Ltd.	100,424	$346,167
Utilities - Electric Power – 0.9%
AXIA Energia	22,700	$271,302
Energisa S.A., IEU	34,000	357,144
Korea Electric Power Corp.	16,727	680,243
		$1,308,689
Utilities - Water – 0.6%
Companhia de Saneamento Basico do Estado de Sao Paulo	22,067	$662,419
Guangdong Investment Ltd.	254,000	247,721
		$910,140
Total Common Stocks (Identified Cost, $88,467,246)		$143,671,875
Preferred Stocks – 3.0%
Computer Software - Systems – 1.8%
Samsung Electronics Co. Ltd.	26,065	$2,605,594
Major Banks – 0.9%
Banco Bradesco S.A.	327,500	$1,351,141
5

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – continued
Metals & Mining – 0.3%
Gerdau S.A.	106,192	$434,794
Total Preferred Stocks (Identified Cost, $2,485,829)		$4,391,529
Mutual Funds (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $194,665)	194,646	$194,665
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.61% (j) (Identified Cost, $135,850)	135,850	$135,850
Other Assets, Less Liabilities – 0.4%		612,636
Net Assets – 100.0%		$149,006,555

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $194,665 and
$148,199,254, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $870,768, representing 0.6% of net assets.

(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
See Notes to Financial Statements
6

MFS Blended Research Emerging Markets Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $126,953 of securities on loan (identified cost, $91,088,925)	$148,199,254
Investments in affiliated issuers, at value (identified cost, $194,665)	194,665
Foreign currency, at value (identified cost, $10,026)	10,026
Receivables for
Investments sold	296,720
Fund shares sold	361,873
Interest and dividends	440,041
Receivable from investment adviser	41,955
Other assets	8,409
Total assets	$149,552,943
Liabilities
Payables for
Fund shares reacquired	$51,563
Collateral for securities loaned, at value	135,850
Payable to affiliates
Administrative services fee	256
Shareholder servicing costs	16,647
Distribution and service fees	424
Payable for independent Trustees' compensation	673
Deferred foreign capital gains tax expense payable	227,685
Accrued expenses and other liabilities	113,290
Total liabilities	$546,388
Net assets	$149,006,555
Net assets consist of
Paid-in capital	$90,749,404
Total distributable earnings (loss)	58,257,151
Net assets	$149,006,555
Shares of beneficial interest outstanding	7,176,379

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$15,655,540	755,001	$20.74
Class B	425,065	20,705	20.53
Class C	345,547	16,795	20.57
Class I	78,633,142	3,791,055	20.74
Class R1	130,552	6,347	20.57
Class R2	133,703	6,458	20.70
Class R3	1,234,168	59,599	20.71
Class R4	139,613	6,710	20.81
Class R6	52,309,225	2,513,709	20.81

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $22.01 [100 / 94.25 x $20.74]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
7

MFS Blended Research Emerging Markets Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,570,893
Dividends from affiliated issuers	28,456
Other	16,240
Income on securities loaned	794
Foreign taxes withheld	(180,962)
Total investment income	$1,435,421
Expenses
Management fee	$516,239
Distribution and service fees	17,300
Shareholder servicing costs	34,357
Administrative services fee	14,336
Independent Trustees' compensation	2,216
Custodian fee	105,748
Shareholder communications	5,090
Audit and tax fees	61,193
Legal fees	269
Registration fees	75,960
Miscellaneous	22,403
Total expenses	$855,111
Reduction of expenses by investment adviser	(176,763)
Net expenses	$678,348
Net investment income (loss)	$757,073
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $44,166 foreign capital gains tax)	$5,094,641
Affiliated issuers	716
Foreign currency	(74,190)
Net realized gain (loss)	$5,021,167
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $119,644 increase in deferred foreign capital gains tax)	$30,134,961
Translation of assets and liabilities in foreign currencies	7,969
Net unrealized gain (loss)	$30,142,930
Net realized and unrealized gain (loss)	$35,164,097
Change in net assets from operations	$35,921,170
See Notes to Financial Statements
8

MFS Blended Research Emerging Markets Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25
Change in net assets
From operations
Net investment income (loss)	$757,073	$2,042,033
Net realized gain (loss)	5,021,167	2,544,953
Net unrealized gain (loss)	30,142,930	12,779,728
Change in net assets from operations	$35,921,170	$17,366,714
Total distributions to shareholders	$(3,631,271)	$(2,200,770)
Change in net assets from fund share transactions	$11,614,041	$(1,292,675)
Total change in net assets	$43,903,940	$13,873,269
Net assets
At beginning of period	105,102,615	91,229,346
At end of period	$149,006,555	$105,102,615
See Notes to Financial Statements
9

MFS Blended Research Emerging Markets Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.51	$14.18	$12.24	$12.11	$15.96	$12.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.28	$0.32	$0.32	$0.37	$0.23
Net realized and unrealized gain (loss)	4.57	2.36	1.92	0.12	(3.70)	2.96
Total from investment operations	$4.65	$2.64	$2.24	$0.44	$(3.33)	$3.19
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.31)	$(0.30)	$(0.31)	$(0.25)	$(0.20)
From net realized gain	(0.04)	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.42)	$(0.31)	$(0.30)	$(0.31)	$(0.52)	$(0.20)
Net asset value, end of period (x)	$20.74	$16.51	$14.18	$12.24	$12.11	$15.96
Total return (%) (r)(s)(t)(x)	28.65 (n)	19.06	18.72	3.79	(21.42)	24.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.52 (a)	1.56	1.97	2.44	1.94	1.82
Expenses after expense reductions	1.25 (a)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	0.87 (a)	1.91	2.46	2.69	2.62	1.50
Portfolio turnover rate	53 (n)	57	58	63	58	60
Net assets at end of period (000 omitted)	$15,656	$6,167	$5,202	$4,331	$4,797	$7,869

See Notes to Financial Statements
10

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.29	$14.00	$12.09	$11.96	$15.75	$12.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.17	$0.21	$0.23	$0.28	$0.11
Net realized and unrealized gain (loss)	4.51	2.33	1.91	0.13	(3.67)	2.93
Total from investment operations	$4.52	$2.50	$2.12	$0.36	$(3.39)	$3.04
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.21)	$(0.21)	$(0.23)	$(0.13)	$(0.10)
From net realized gain	(0.04)	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.28)	$(0.21)	$(0.21)	$(0.23)	$(0.40)	$(0.10)
Net asset value, end of period (x)	$20.53	$16.29	$14.00	$12.09	$11.96	$15.75
Total return (%) (r)(s)(t)(x)	28.10 (n)	18.14	17.80	3.07	(21.98)	23.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.26 (a)	2.31	2.73	3.18	2.71	2.58
Expenses after expense reductions	2.00 (a)	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	0.07 (a)	1.14	1.66	1.96	2.02	0.72
Portfolio turnover rate	53 (n)	57	58	63	58	60
Net assets at end of period (000 omitted)	$425	$325	$286	$256	$276	$403

Class C	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.37	$14.03	$12.11	$11.95	$15.72	$12.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.16	$0.20	$0.23	$0.26	$0.11
Net realized and unrealized gain (loss)	4.52	2.36	1.92	0.13	(3.65)	2.93
Total from investment operations	$4.53	$2.52	$2.12	$0.36	$(3.39)	$3.04
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.18)	$(0.20)	$(0.20)	$(0.11)	$(0.10)
From net realized gain	(0.04)	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.33)	$(0.18)	$(0.20)	$(0.20)	$(0.38)	$(0.10)
Net asset value, end of period (x)	$20.57	$16.37	$14.03	$12.11	$11.95	$15.72
Total return (%) (r)(s)(t)(x)	28.07 (n)	18.16	17.79	3.08	(22.02)	23.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.27 (a)	2.31	2.74	3.18	2.69	2.58
Expenses after expense reductions	2.00 (a)	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	0.13 (a)	1.08	1.55	1.95	1.85	0.72
Portfolio turnover rate	53 (n)	57	58	63	58	60
Net assets at end of period (000 omitted)	$346	$153	$127	$177	$224	$410

See Notes to Financial Statements
11

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.52	$14.19	$12.26	$12.14	$16.00	$13.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.31	$0.35	$0.36	$0.39	$0.28
Net realized and unrealized gain (loss)	4.56	2.37	1.92	0.12	(3.69)	2.96
Total from investment operations	$4.66	$2.68	$2.27	$0.48	$(3.30)	$3.24
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.35)	$(0.34)	$(0.36)	$(0.29)	$(0.24)
From net realized gain	(0.04)	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.44)	$(0.35)	$(0.34)	$(0.36)	$(0.56)	$(0.24)
Net asset value, end of period (x)	$20.74	$16.52	$14.19	$12.26	$12.14	$16.00
Total return (%) (r)(s)(t)(x)	28.77 (n)	19.31	19.00	4.06	(21.21)	25.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.26 (a)	1.32	1.71	2.19	1.67	1.57
Expenses after expense reductions	1.00 (a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.12 (a)	2.11	2.72	2.98	2.77	1.83
Portfolio turnover rate	53 (n)	57	58	63	58	60
Net assets at end of period (000 omitted)	$78,633	$32,721	$33,803	$20,793	$17,811	$33,247

Class R1	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.37	$14.06	$12.15	$12.03	$15.84	$12.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.28	$0.31	$0.32	$0.39	$0.17
Net realized and unrealized gain (loss)	4.53	2.34	1.91	0.12	(3.70)	2.94
Total from investment operations	$4.60	$2.62	$2.22	$0.44	$(3.31)	$3.11
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.31)	$(0.31)	$(0.32)	$(0.23)	$(0.11)
From net realized gain	(0.04)	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.40)	$(0.31)	$(0.31)	$(0.32)	$(0.50)	$(0.11)
Net asset value, end of period (x)	$20.57	$16.37	$14.06	$12.15	$12.03	$15.84
Total return (%) (r)(s)(t)(x)	28.59 (n)	19.07	18.67	3.82	(21.43)	24.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.51 (a)	1.56	1.98	2.44	1.96	2.18
Expenses after expense reductions	1.25 (a)	1.24	1.24	1.24	1.24	1.59
Net investment income (loss)	0.82 (a)	1.89	2.42	2.72	2.82	1.11
Portfolio turnover rate	53 (n)	57	58	63	58	60
Net assets at end of period (000 omitted)	$131	$102	$85	$72	$69	$88

See Notes to Financial Statements
12

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.46	$14.13	$12.21	$12.08	$15.93	$12.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.24	$0.28	$0.30	$0.36	$0.18
Net realized and unrealized gain (loss)	4.55	2.37	1.91	0.12	(3.73)	2.97
Total from investment operations	$4.60	$2.61	$2.19	$0.42	$(3.37)	$3.15
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.28)	$(0.27)	$(0.29)	$(0.21)	$(0.17)
From net realized gain	(0.04)	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.36)	$(0.28)	$(0.27)	$(0.29)	$(0.48)	$(0.17)
Net asset value, end of period (x)	$20.70	$16.46	$14.13	$12.21	$12.08	$15.93
Total return (%) (r)(s)(t)(x)	28.39 (n)	18.83	18.35	3.61	(21.67)	24.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.76 (a)	1.81	2.23	2.69	2.22	2.08
Expenses after expense reductions	1.50 (a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.57 (a)	1.64	2.18	2.48	2.57	1.21
Portfolio turnover rate	53 (n)	57	58	63	58	60
Net assets at end of period (000 omitted)	$134	$104	$88	$73	$71	$90

Class R3	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.51	$14.18	$12.24	$12.12	$15.98	$12.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.30	$0.32	$0.32	$0.41	$0.23
Net realized and unrealized gain (loss)	4.54	2.34	1.92	0.13	(3.75)	2.97
Total from investment operations	$4.63	$2.64	$2.24	$0.45	$(3.34)	$3.20
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.31)	$(0.30)	$(0.33)	$(0.25)	$(0.20)
From net realized gain	(0.04)	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.43)	$(0.31)	$(0.30)	$(0.33)	$(0.52)	$(0.20)
Net asset value, end of period (x)	$20.71	$16.51	$14.18	$12.24	$12.12	$15.98
Total return (%) (r)(s)(t)(x)	28.57 (n)	19.06	18.76	3.83	(21.45)	24.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.52 (a)	1.54	1.98	2.43	1.99	1.82
Expenses after expense reductions	1.25 (a)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	0.92 (a)	2.03	2.46	2.68	2.96	1.50
Portfolio turnover rate	53 (n)	57	58	63	58	60
Net assets at end of period (000 omitted)	$1,234	$240	$134	$119	$118	$107

See Notes to Financial Statements
13

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.57	$14.22	$12.28	$12.16	$16.03	$13.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.29	$0.34	$0.36	$0.43	$0.26
Net realized and unrealized gain (loss)	4.58	2.40	1.94	0.12	(3.74)	2.98
Total from investment operations	$4.68	$2.69	$2.28	$0.48	$(3.31)	$3.24
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.34)	$(0.34)	$(0.36)	$(0.29)	$(0.23)
From net realized gain	(0.04)	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.44)	$(0.34)	$(0.34)	$(0.36)	$(0.56)	$(0.23)
Net asset value, end of period (x)	$20.81	$16.57	$14.22	$12.28	$12.16	$16.03
Total return (%) (r)(s)(t)(x)	28.77 (n)	19.37	19.01	4.05	(21.24)	25.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.26 (a)	1.33	1.73	2.19	1.72	1.58
Expenses after expense reductions	1.00 (a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.07 (a)	1.97	2.66	2.97	3.12	1.70
Portfolio turnover rate	53 (n)	57	58	63	58	60
Net assets at end of period (000 omitted)	$140	$108	$141	$113	$104	$118

Class R6	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.58	$14.24	$12.30	$12.17	$16.04	$13.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.33	$0.38	$0.37	$0.45	$0.27
Net realized and unrealized gain (loss)	4.58	2.37	1.91	0.13	(3.75)	2.98
Total from investment operations	$4.68	$2.70	$2.29	$0.50	$(3.30)	$3.25
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.36)	$(0.35)	$(0.37)	$(0.30)	$(0.24)
From net realized gain	(0.04)	—	—	—	(0.27)	—
Total distributions declared to shareholders	$(0.45)	$(0.36)	$(0.35)	$(0.37)	$(0.57)	$(0.24)
Net asset value, end of period (x)	$20.81	$16.58	$14.24	$12.30	$12.17	$16.04
Total return (%) (r)(s)(t)(x)	28.79 (n)	19.43	19.11	4.24	(21.18)	25.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.17 (a)	1.22	1.60	2.08	1.64	1.51
Expenses after expense reductions	0.92 (a)	0.91	0.90	0.88	0.90	0.93
Net investment income (loss)	1.13 (a)	2.24	2.92	3.08	3.23	1.79
Portfolio turnover rate	53 (n)	57	58	63	58	60
Net assets at end of period (000 omitted)	$52,309	$65,184	$51,364	$22,363	$16,523	$17,855

See Notes to Financial Statements
14

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
15

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Blended Research Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
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MFS Blended Research Emerging Markets Equity Fund
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Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$35,203,736	$—	$—	$35,203,736
South Korea	29,615,133	—	—	29,615,133
Taiwan	—	28,800,882	—	28,800,882
India	16,320,215	—	—	16,320,215
Brazil	8,435,182	—	—	8,435,182
United Arab Emirates	4,442,808	—	—	4,442,808
South Africa	4,240,591	—	—	4,240,591
Thailand	2,763,896	—	—	2,763,896
Mexico	2,738,025	—	—	2,738,025
Other Countries	15,502,936	—	0	15,502,936
Investment Companies	330,515	—	—	330,515
Total	$119,593,037	$28,800,882	$0	$148,393,919
For further information regarding security characteristics, see the Portfolio of Investments. At February 28, 2026, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2025.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of
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MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $126,953.  The fair value of the fund's investment securities on loan and a related liability of $135,850 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
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MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$2,200,770
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/26
Cost of investments	$93,931,609
Gross appreciation	57,497,577
Gross depreciation	(3,035,267)
Net unrealized appreciation (depreciation)	$54,462,310
As of 8/31/25
Undistributed ordinary income	2,001,211
Capital loss carryforwards	(106,974)
Other temporary differences	(134,689)
Net unrealized appreciation (depreciation)	24,207,704
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(68,701)
Long-Term	(38,273)
Total	$(106,974)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/26	Year ended 8/31/25
Class A	$267,635	$112,306
Class B	5,629	4,308
Class C	4,424	1,598
Class I	1,553,068	784,852
Class R1	2,493	1,897
Class R2	2,288	1,728
Class R3	19,964	3,232
Class R4	2,886	2,177
Class R6	1,772,884	1,288,672
Total	$3,631,271	$2,200,770
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.675%
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MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this management fee reduction amounted to $9,376, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $5 billion	0.45%
In excess of $5 billion	0.40%
The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.93%
This written agreement terminated on February 28, 2026. For the six months ended February 28, 2026, this reduction amounted to $167,387, which is included in the reduction of total expenses in the Statement of Operations.
Effective March 1, 2026, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.85%	1.60%	1.60%	0.60%	1.60%	1.10%	0.85%	0.60%	0.54%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $978 for the six months ended February 28, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
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MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$13,087
Class B	0.75%	0.25%	1.00%	1.00%	1,812
Class C	0.75%	0.25%	1.00%	1.00%	1,125
Class R1	0.75%	0.25%	1.00%	0.25%	141
Class R2	0.25%	0.25%	0.50%	0.50%	289
Class R3	—	0.25%	0.25%	0.25%	846
Total Distribution and Service Fees					$17,300
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2026, there were no service fee rebates. For the six months ended February 28, 2026, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2026, were as follows:
Amount
Class A	$—
Class B	—
Class C	33
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2026, the fee was $6,802, which equated to 0.0099% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $27,555.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.0208% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2026, MFS held approximately 99% of the outstanding shares of Class R2 and 100% of the outstanding shares of Class R1 and Class R4.
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MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2026, this reimbursement amounted to $16,236, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2026, purchases and sales of investments, other than short-term obligations, aggregated $79,100,392 and $71,551,134, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	713,824	$13,066,840	197,688	$3,035,345
Class B	718	13,929	—	—
Class C	8,019	148,885	1,240	19,611
Class I	3,026,985	54,946,715	454,423	6,718,460
Class R2	4	100	—	—
Class R3	44,720	835,047	5,227	74,086
Class R4	—	—	96	1,374
Class R6	615,876	11,245,460	877,012	13,121,161
	4,410,146	$80,256,976	1,535,686	$22,970,037
Shares issued to shareholders in reinvestment of distributions
Class A	15,417	$267,635	8,074	$112,306
Class B	327	5,629	312	4,308
Class C	256	4,424	115	1,598
Class I	89,294	1,549,259	56,386	783,768
Class R1	145	2,493	137	1,897
Class R2	132	2,288	124	1,728
Class R3	1,152	19,964	232	3,232
Class R4	165	2,886	156	2,177
Class R6	96,600	1,681,804	92,444	1,288,672
	203,488	$3,536,382	157,980	$2,199,686
Shares reacquired
Class A	(347,631)	$(6,365,950)	(199,144)	$(3,095,330)
Class B	(271)	(5,091)	(786)	(11,947)
Class C	(815)	(14,632)	(1,085)	(15,466)
Class I	(1,305,383)	(24,279,332)	(912,997)	(13,587,111)
Class R3	(801)	(15,025)	(381)	(5,541)
Class R4	—	—	(3,642)	(52,307)
Class R6	(2,129,945)	(41,499,287)	(645,980)	(9,694,696)
	(3,784,846)	$(72,179,317)	(1,764,015)	$(26,462,398)
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MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	381,610	$6,968,525	6,618	$52,321
Class B	774	14,467	(474)	(7,639)
Class C	7,460	138,677	270	5,743
Class I	1,810,896	32,216,642	(402,188)	(6,084,883)
Class R1	145	2,493	137	1,897
Class R2	136	2,388	124	1,728
Class R3	45,071	839,986	5,078	71,777
Class R4	165	2,886	(3,390)	(48,756)
Class R6	(1,417,469)	(28,572,023)	323,476	4,715,137
	828,788	$11,614,041	(70,349)	$(1,292,675)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2050 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 4%, 3%, 3%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2026, the fund’s commitment fee and interest expense were $239 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended February 28, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,284,533	$66,858,294	$67,948,878	$716	$—	$194,665

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$28,456	$—
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MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements (unaudited) - continued
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Emerging Markets Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Emerging Markets Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Emerging Markets Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS Blended Research International Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research International Equity Fund
Portfolio of Investments − 2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Aerospace & Defense – 0.8%
MTU Aero Engines Holding AG	28,432	$12,275,706
Rolls-Royce Holdings PLC	900,642	16,185,368
		$28,461,074
Airlines – 0.7%
Ryanair Holdings PLC, ADR	366,750	$24,751,957
Alcoholic Beverages – 1.5%
Ambev S.A.	12,604,200	$40,002,016
Kirin Holdings Co. Ltd.	854,800	14,817,299
		$54,819,315
Apparel Manufacturers – 1.5%
Burberry Group PLC (a)	467,020	$7,319,688
Chow Tai Fook Jewellery Group	3,391,800	5,688,117
Christian Dior S.A.	14,253	8,706,976
Compagnie Financiere Richemont S.A.	74,892	15,317,379
LVMH Moet Hennessy Louis Vuitton SE	28,430	18,277,893
		$55,310,053
Automotive – 2.0%
BYD Co. Ltd.	761,500	$9,242,072
Compagnie Generale des Etablissements Michelin	585,669	23,805,714
Mahindra & Mahindra Ltd.	359,617	13,429,470
Maruti Suzuki India Ltd.	44,487	7,265,010
PT Astra International Tbk	47,330,000	18,844,482
		$72,586,748
Broadcasting – 0.8%
Spotify Technology S.A. (a)	29,606	$15,245,314
Tencent Music Entertainment Group, ADR	880,697	12,858,176
		$28,103,490
Brokerage & Asset Managers – 3.1%
Barclays PLC	8,867,252	$54,115,389
Brookfield Corp.	837,902	36,745,939
IG Group Holdings PLC	659,485	11,562,709
XP, Inc.	412,808	8,887,756
		$111,311,793
Business Services – 2.3%
CGI, Inc.	85,284	$6,237,258
Colliers International Group, Inc.	85,653	10,159,304
Infosys Ltd.	1,150,404	16,439,898
ISS A/S	304,955	10,850,603
Kanzhun Ltd., ADR	582,946	9,373,772
Scout24 AG	105,328	8,991,915
BRXFS-SEM

MFS Blended Research International Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Tata Consultancy Services Ltd.	756,170	$21,921,356
		$83,974,106
Chemicals – 0.3%
UPL Ltd.	1,735,888	$12,162,020
Computer Software – 0.6%
Check Point Software Technologies Ltd. (a)	90,261	$13,725,990
Constellation Software, Inc.	4,862	8,984,604
		$22,710,594
Computer Software - Systems – 4.6%
Amadeus IT Group S.A.	89,000	$5,546,266
Hitachi Ltd.	418,300	13,998,244
Hon Hai Precision Industry Co. Ltd.	2,275,000	17,524,611
Lenovo Group Ltd.	20,952,000	26,058,103
NEC Corp.	868,100	24,092,117
Samsung Electronics Co. Ltd.	481,033	72,397,389
Wix.com Ltd. (a)	84,216	5,933,859
		$165,550,589
Construction – 1.9%
Anhui Conch Cement Co. Ltd.	2,781,500	$8,710,631
Compagnie de Saint-Gobain S.A.	336,449	34,284,555
Techtronic Industries Co. Ltd.	1,551,500	25,305,034
		$68,300,220
Consumer Products – 0.6%
Kao Corp.	539,400	$23,052,256
Electrical Equipment – 1.4%
Mitsubishi Electric Corp.	956,900	$36,709,813
Signify N.V.	571,892	13,325,744
		$50,035,557
Electronics – 11.0%
ASML Holding N.V.	55,659	$81,116,625
Dai Nippon Printing Co. Ltd.	1,042,200	21,689,559
MediaTek, Inc.	426,000	26,064,846
SK hynix, Inc.	90,066	66,430,327
SK Square Co. Ltd. (a)	62,449	28,001,116
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	395,217	148,040,384
Tekscend Photomask Corp. (a)(l)	385,500	8,343,675
Tokyo Electron Ltd.	72,100	20,319,028
		$400,005,560
Energy - Integrated – 3.4%
Cenovus Energy, Inc.	1,367,331	$30,463,098
Eni S.p.A.	1,365,397	31,712,072
PetroChina Co. Ltd.	22,990,000	28,034,435
TotalEnergies SE	419,405	33,341,882
		$123,551,487

MFS Blended Research International Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 1.8%
Doosan Bobcat, Inc. (a)	354,402	$16,013,994
JGC Corp.	1,734,000	27,503,717
Koninklijke BAM Groep N.V.	1,016,542	11,464,940
VINCI S.A.	56,076	9,326,012
		$64,308,663
Food & Beverages – 1.0%
AVI Ltd.	1,337,529	$9,426,855
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	1,923,200	7,316,110
Nomad Foods Ltd.	580,641	6,369,632
WH Group Ltd.	10,937,000	13,756,177
		$36,868,774
Food & Drug Stores – 2.2%
Jeronimo Martins SGPS S.A.	857,152	$22,545,171
Sugi Holdings Co. Ltd.	439,300	10,098,850
Tesco PLC	7,342,714	47,557,361
		$80,201,382
Gaming & Lodging – 0.9%
Aristocrat Leisure Ltd.	613,408	$20,988,451
Lottery Corp. Ltd.	1,716,627	6,731,224
OPAP S.A.	316,399	5,906,942
		$33,626,617
General Merchandise – 1.1%
Dollarama, Inc.	279,586	$41,161,585
Insurance – 3.8%
AIA Group Ltd.	2,203,600	$24,448,767
DB Insurance Co. Ltd.	94,107	11,978,444
Manulife Financial Corp. (l)	623,089	22,186,454
Sampo OYJ, “A”	1,127,328	12,505,294
Samsung Fire & Marine Insurance Co. Ltd.	23,373	8,611,533
Sompo Holdings, Inc.	1,139,200	45,556,328
Zurich Insurance Group AG	17,271	13,042,261
		$138,329,081
Leisure & Toys – 3.7%
NetEase, Inc., ADR	167,078	$19,208,958
Sankyo Co. Ltd.	1,240,000	17,508,405
Sony Group Corp.	1,060,900	24,748,559
Tencent Holdings Ltd.	983,300	65,105,887
Yamaha Corp.	946,500	7,339,746
		$133,911,555
Machinery & Tools – 2.1%
Finning International, Inc.	496,013	$33,439,651
GEA Group AG	548,222	42,688,648
		$76,128,299

MFS Blended Research International Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 11.3%
Banco Bilbao Vizcaya Argentaria S.A.	1,598,270	$37,298,192
Banco de Sabadell S.A.	4,241,879	16,079,153
Banco Santander S.A.	783,311	9,986,797
BNP Paribas S.A.	533,632	60,216,535
BPER Banca S.p.A.	2,788,170	39,566,969
Danske Bank A.S.	137,755	7,190,987
DBS Group Holdings Ltd.	1,054,980	47,640,492
Erste Group Bank AG	56,311	6,700,284
ING Groep N.V.	335,445	9,762,393
Mizuho Financial Group, Inc.	484,000	22,162,994
National Bank of Greece S.A.	1,464,328	23,851,498
NatWest Group PLC	5,867,547	48,946,832
Société Générale S.A.	323,734	28,253,233
Toronto-Dominion Bank	75,290	7,334,434
UBS Group AG	1,035,237	43,100,652
		$408,091,445
Medical & Health Technology & Services – 0.6%
Fresenius Medical Care AG	269,131	$12,545,306
Rede D'Or Sao Luiz S.A.	1,013,392	7,966,390
		$20,511,696
Medical Equipment – 1.3%
ConvaTec Group PLC	1,908,093	$6,593,180
Fisher & Paykel Healthcare Corp. Ltd.	648,132	15,901,187
Smith & Nephew PLC	1,332,893	24,635,902
		$47,130,269
Metals & Mining – 5.1%
Fortescue Ltd.	658,497	$9,906,615
Rio Tinto PLC	516,317	51,038,031
Sojitz Corp.	702,200	31,835,405
Toyota Tsusho Corp.	1,180,900	52,842,373
Vale S.A.	2,258,700	38,979,262
		$184,601,686
Natural Gas - Distribution – 1.3%
ENGIE S.A.	1,397,897	$47,785,280
Natural Gas - Pipeline – 0.5%
APA Group	2,695,606	$17,648,619
Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B”	1,796,436	$20,804,797
Oil Services – 0.9%
TechnipFMC PLC	217,011	$14,389,999
Tenaris S.A.	734,083	20,054,116
		$34,444,115

MFS Blended Research International Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 4.4%
China Construction Bank Corp.	33,931,000	$34,653,564
China Merchants Bank Co. Ltd.	2,063,500	12,882,038
Credicorp Ltd.	113,062	39,162,416
Emirates NBD Bank PJSC	1,169,894	10,510,748
Grupo Financiero Banorte S.A. de C.V.	1,875,565	21,387,888
Kasikornbank PLC	2,458,500	15,976,098
KB Financial Group, Inc.	219,672	24,280,742
Sberbank of Russia PJSC (a)(u)	715,224	0
		$158,853,494
Pharmaceuticals – 5.7%
Bayer AG	545,815	$27,093,722
Gedeon Richter PLC	242,268	9,070,499
Novartis AG	412,638	70,038,706
Roche Holding AG	128,077	61,135,799
Sanofi S.A.	389,495	37,830,687
		$205,169,413
Precious Metals & Minerals – 2.8%
Agnico Eagle Mines Ltd.	80,877	$20,315,154
Evolution Mining Ltd.	1,253,061	14,785,065
Kinross Gold Corp.	1,247,821	46,123,775
OceanaGold Corp.	497,926	21,175,681
		$102,399,675
Printing & Publishing – 0.7%
Transcontinental, Inc., “A”	527,905	$9,001,921
Wolters Kluwer N.V.	182,845	14,712,983
		$23,714,904
Railroad & Shipping – 0.5%
Sankyu, Inc.	295,000	$18,975,283
Real Estate – 1.4%
Charter Hall Group, REIT	595,382	$9,351,139
Emaar Properties PJSC	4,119,601	18,169,515
Safestore Holdings PLC, REIT	877,559	9,378,359
Scentre Group Ltd., REIT	4,686,826	12,741,152
		$49,640,165
Specialty Chemicals – 0.2%
Nitto Denko Corp.	275,300	$6,411,591
Specialty Stores – 1.9%
Alibaba Group Holding Ltd.	717,000	$13,096,518
Aritzia, Inc. (a)	77,504	6,862,603
Next PLC	143,035	26,061,318
PDD Holdings, Inc., ADR (a)	153,738	15,947,243
Vipshop Holdings Ltd., ADR	428,219	7,459,575
		$69,427,257

MFS Blended Research International Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 1.9%
Hellenic Telecommunications Organization S.A.	657,912	$13,604,306
KDDI Corp.	1,761,300	30,124,755
Koninklijke KPN N.V.	2,459,922	13,954,798
PT Telekom Indonesia	49,063,200	10,359,900
		$68,043,759
Tobacco – 1.1%
British American Tobacco PLC	632,389	$39,543,914
Utilities - Electric Power – 1.6%
CLP Holdings Ltd.	2,189,000	$20,761,280
E.ON SE	1,658,842	38,574,530
		$59,335,810
Total Common Stocks (Identified Cost, $2,792,808,422)		$3,511,755,947
Preferred Stocks – 0.5%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	110,462	$11,042,360
Metals & Mining – 0.2%
Gerdau S.A.	1,919,436	$7,858,961
Total Preferred Stocks (Identified Cost, $13,206,781)		$18,901,321

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	3,156	$0

Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $49,993,127)	49,988,937	$49,993,936
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.61% (j) (Identified Cost, $15,100,958)	15,100,958	$15,100,958
Other Assets, Less Liabilities – 0.8%		27,326,388
Net Assets – 100.0%		$3,623,078,550

MFS Blended Research International Equity Fund
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $49,993,936 and
$3,545,758,226, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $14,301,893 of securities on loan (identified cost, $2,821,116,161)	$3,545,758,226
Investments in affiliated issuers, at value (identified cost, $49,993,127)	49,993,936
Foreign currency, at value (identified cost, $317,035)	316,596
Receivables for
Fund shares sold	104,631,737
Interest and dividends	6,398,492
Other assets	184,586
Total assets	$3,707,283,573
Liabilities
Payables for
Distributions	$1,261
Investments purchased	64,238,394
Fund shares reacquired	3,771,381
Collateral for securities loaned, at value	15,100,958
Payable to affiliates
Investment adviser	98,753
Administrative services fee	4,042
Shareholder servicing costs	410,843
Distribution and service fees	8,258
Payable for independent Trustees' compensation	4,348
Deferred foreign capital gains tax expense payable	356,747
Accrued expenses and other liabilities	210,038
Total liabilities	$84,205,023
Net assets	$3,623,078,550
Net assets consist of
Paid-in capital	$2,862,603,017
Total distributable earnings (loss)	760,475,533
Net assets	$3,623,078,550
Shares of beneficial interest outstanding	187,270,906

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$358,461,849	18,337,694	$19.55
Class B	217,151	11,371	19.10
Class C	5,914,002	314,191	18.82
Class I	2,404,907,330	124,514,221	19.31
Class R1	816,285	43,398	18.81
Class R2	4,785,671	250,247	19.12
Class R3	8,502,871	440,231	19.31
Class R4	7,710,012	398,802	19.33
Class R6	831,763,379	42,960,751	19.36

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $20.74 [100 / 94.25 x $19.55]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$20,292,851
Dividends from affiliated issuers	662,553
Other	99,578
Income on securities loaned	34,815
Interest	3,592
Foreign taxes withheld	(1,723,125)
Total investment income	$19,370,264
Expenses
Management fee	$4,230,205
Distribution and service fees	302,028
Shareholder servicing costs	767,446
Administrative services fee	154,412
Independent Trustees' compensation	18,484
Custodian fee	195,576
Shareholder communications	15,624
Audit and tax fees	45,495
Legal fees	2,875
Miscellaneous	178,084
Total expenses	$5,910,229
Reduction of expenses by investment adviser and distributor	(157,284)
Net expenses	$5,752,945
Net investment income (loss)	$13,617,319
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$55,878,181
Affiliated issuers	7,190
Foreign currency	(96,490)
Net realized gain (loss)	$55,788,881
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $308,688 increase in deferred foreign capital gains tax)	$457,945,036
Affiliated issuers	(1)
Translation of assets and liabilities in foreign currencies	194,217
Net unrealized gain (loss)	$458,139,252
Net realized and unrealized gain (loss)	$513,928,133
Change in net assets from operations	$527,545,452
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25
Change in net assets
From operations
Net investment income (loss)	$13,617,319	$25,388,003
Net realized gain (loss)	55,788,881	60,794,563
Net unrealized gain (loss)	458,139,252	115,662,277
Change in net assets from operations	$527,545,452	$201,844,843
Total distributions to shareholders	$(96,120,524)	$(34,846,365)
Change in net assets from fund share transactions	$1,760,067,932	$555,271,358
Total change in net assets	$2,191,492,860	$722,269,836
Net assets
At beginning of period	1,431,585,690	709,315,854
At end of period	$3,623,078,550	$1,431,585,690
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.42	$14.21	$11.94	$10.77	$13.71	$10.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.36	$0.32	$0.33	$0.31	$0.31
Net realized and unrealized gain (loss)	3.76	2.45	2.26	1.12	(2.57)	2.87
Total from investment operations	$3.84	$2.81	$2.58	$1.45	$(2.26)	$3.18
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.42)	$(0.31)	$(0.19)	$(0.11)	$(0.26)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.71)	$(0.60)	$(0.31)	$(0.28)	$(0.68)	$(0.26)
Net asset value, end of period (x)	$19.55	$16.42	$14.21	$11.94	$10.77	$13.71
Total return (%) (r)(s)(t)(x)	23.95 (n)	20.82	22.08	13.60	(17.24)	29.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.76 (a)	0.93	0.93	0.96	0.95	0.98
Expenses after expense reductions	0.74 (a)	0.90	0.89	0.89	0.89	0.89
Net investment income (loss)	0.91 (a)	2.44	2.52	2.90	2.44	2.45
Portfolio turnover rate	17 (n)	48	51	56	52	68
Net assets at end of period (000 omitted)	$358,462	$135,761	$31,423	$27,916	$18,999	$110,106

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.00	$13.83	$11.62	$10.49	$13.61	$10.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.23	$0.22	$0.23	$0.23	$0.22
Net realized and unrealized gain (loss)	3.66	2.41	2.20	1.10	(2.55)	2.85
Total from investment operations	$3.68	$2.64	$2.42	$1.33	$(2.32)	$3.07
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.29)	$(0.21)	$(0.11)	$(0.23)	$(0.18)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.58)	$(0.47)	$(0.21)	$(0.20)	$(0.80)	$(0.18)
Net asset value, end of period (x)	$19.10	$16.00	$13.83	$11.62	$10.49	$13.61
Total return (%) (r)(s)(t)(x)	23.49 (n)	19.93	21.15	12.81	(17.99)	28.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.51 (a)	1.68	1.67	1.71	1.70	1.72
Expenses after expense reductions	1.50 (a)	1.65	1.64	1.64	1.64	1.64
Net investment income (loss)	0.27 (a)	1.62	1.76	2.05	1.85	1.75
Portfolio turnover rate	17 (n)	48	51	56	52	68
Net assets at end of period (000 omitted)	$217	$169	$152	$154	$161	$210

Class C	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$15.82	$13.75	$11.58	$10.48	$13.59	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.24	$0.23	$0.23	$0.23	$0.23
Net realized and unrealized gain (loss)	3.62	2.37	2.18	1.09	(2.53)	2.83
Total from investment operations	$3.63	$2.61	$2.41	$1.32	$(2.30)	$3.06
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.36)	$(0.24)	$(0.13)	$(0.24)	$(0.17)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.63)	$(0.54)	$(0.24)	$(0.22)	$(0.81)	$(0.17)
Net asset value, end of period (x)	$18.82	$15.82	$13.75	$11.58	$10.48	$13.59
Total return (%) (r)(s)(t)(x)	23.48 (n)	19.87	21.20	12.72	(17.91)	28.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.51 (a)	1.68	1.68	1.71	1.70	1.72
Expenses after expense reductions	1.49 (a)	1.65	1.64	1.64	1.64	1.64
Net investment income (loss)	0.15 (a)	1.71	1.84	2.10	1.90	1.82
Portfolio turnover rate	17 (n)	48	51	56	52	68
Net assets at end of period (000 omitted)	$5,914	$1,832	$863	$418	$330	$382

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.23	$14.04	$11.80	$10.63	$13.78	$10.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.41	$0.34	$0.36	$0.37	$0.38
Net realized and unrealized gain (loss)	3.71	2.40	2.24	1.10	(2.59)	2.84
Total from investment operations	$3.81	$2.81	$2.58	$1.46	$(2.22)	$3.22
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.44)	$(0.34)	$(0.20)	$(0.36)	$(0.28)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.73)	$(0.62)	$(0.34)	$(0.29)	$(0.93)	$(0.28)
Net asset value, end of period (x)	$19.31	$16.23	$14.04	$11.80	$10.63	$13.78
Total return (%) (r)(s)(t)(x)	24.10 (n)	21.08	22.39	13.92	(17.13)	30.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.51 (a)	0.69	0.68	0.71	0.70	0.72
Expenses after expense reductions	0.49 (a)	0.65	0.64	0.64	0.64	0.64
Net investment income (loss)	1.16 (a)	2.81	2.75	3.14	3.09	2.91
Portfolio turnover rate	17 (n)	48	51	56	52	68
Net assets at end of period (000 omitted)	$2,404,907	$797,569	$276,337	$251,004	$176,391	$22,325

Class R1	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$15.76	$13.63	$11.48	$10.44	$13.51	$10.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.21	$0.22	$0.23	$0.23	$0.22
Net realized and unrealized gain (loss)	3.61	2.38	2.18	1.08	(2.53)	2.82
Total from investment operations	$3.63	$2.59	$2.40	$1.31	$(2.30)	$3.04
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.28)	$(0.25)	$(0.18)	$(0.20)	$(0.18)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.58)	$(0.46)	$(0.25)	$(0.27)	$(0.77)	$(0.18)
Net asset value, end of period (x)	$18.81	$15.76	$13.63	$11.48	$10.44	$13.51
Total return (%) (r)(s)(t)(x)	23.54 (n)	19.83	21.25	12.68	(17.95)	28.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.51 (a)	1.67	1.67	1.71	1.70	1.72
Expenses after expense reductions	1.50 (a)	1.65	1.64	1.64	1.64	1.64
Net investment income (loss)	0.24 (a)	1.51	1.83	2.08	1.95	1.74
Portfolio turnover rate	17 (n)	48	51	56	52	68
Net assets at end of period (000 omitted)	$816	$557	$1,105	$879	$314	$233

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.04	$13.88	$11.68	$10.55	$13.72	$10.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.31	$0.29	$0.31	$0.31	$0.29
Net realized and unrealized gain (loss)	3.66	2.40	2.21	1.08	(2.57)	2.86
Total from investment operations	$3.73	$2.71	$2.50	$1.39	$(2.26)	$3.15
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.37)	$(0.30)	$(0.17)	$(0.34)	$(0.23)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.65)	$(0.55)	$(0.30)	$(0.26)	$(0.91)	$(0.23)
Net asset value, end of period (x)	$19.12	$16.04	$13.88	$11.68	$10.55	$13.72
Total return (%) (r)(s)(t)(x)	23.77 (n)	20.49	21.83	13.31	(17.55)	29.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.01 (a)	1.18	1.18	1.21	1.20	1.22
Expenses after expense reductions	1.00 (a)	1.15	1.14	1.14	1.14	1.14
Net investment income (loss)	0.79 (a)	2.20	2.37	2.76	2.61	2.30
Portfolio turnover rate	17 (n)	48	51	56	52	68
Net assets at end of period (000 omitted)	$4,786	$4,315	$3,143	$2,744	$1,261	$404

Class R3	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.22	$14.04	$11.81	$10.65	$13.82	$10.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.35	$0.33	$0.35	$0.32	$0.29
Net realized and unrealized gain (loss)	3.70	2.42	2.22	1.09	(2.58)	2.91
Total from investment operations	$3.79	$2.77	$2.55	$1.44	$(2.26)	$3.20
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.41)	$(0.32)	$(0.19)	$(0.34)	$(0.26)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.70)	$(0.59)	$(0.32)	$(0.28)	$(0.91)	$(0.26)
Net asset value, end of period (x)	$19.31	$16.22	$14.04	$11.81	$10.65	$13.82
Total return (%) (r)(s)(t)(x)	23.96 (n)	20.73	22.08	13.67	(17.37)	29.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.76 (a)	0.94	0.93	0.96	0.95	0.96
Expenses after expense reductions	0.75 (a)	0.91	0.89	0.89	0.89	0.89
Net investment income (loss)	0.98 (a)	2.42	2.60	3.08	2.64	2.22
Portfolio turnover rate	17 (n)	48	51	56	52	68
Net assets at end of period (000 omitted)	$8,503	$5,322	$1,911	$1,228	$532	$395

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.24	$14.06	$11.81	$10.65	$13.79	$10.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.42	$0.39	$0.35	$0.38	$0.35
Net realized and unrealized gain (loss)	3.72	2.38	2.20	1.11	(2.59)	2.87
Total from investment operations	$3.82	$2.80	$2.59	$1.46	$(2.21)	$3.22
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.44)	$(0.34)	$(0.21)	$(0.36)	$(0.28)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.73)	$(0.62)	$(0.34)	$(0.30)	$(0.93)	$(0.28)
Net asset value, end of period (x)	$19.33	$16.24	$14.06	$11.81	$10.65	$13.79
Total return (%) (r)(s)(t)(x)	24.14 (n)	21.02	22.45	13.83	(17.09)	30.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.51 (a)	0.69	0.67	0.71	0.69	0.72
Expenses after expense reductions	0.50 (a)	0.65	0.64	0.64	0.64	0.64
Net investment income (loss)	1.17 (a)	2.92	3.10	3.08	3.11	2.73
Portfolio turnover rate	17 (n)	48	51	56	52	68
Net assets at end of period (000 omitted)	$7,710	$3,820	$796	$391	$329	$81

Class R6	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.27	$14.07	$11.82	$10.65	$13.80	$10.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.39	$0.36	$0.35	$0.37	$0.36
Net realized and unrealized gain (loss)	3.72	2.44	2.24	1.12	(2.58)	2.88
Total from investment operations	$3.83	$2.83	$2.60	$1.47	$(2.21)	$3.24
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.45)	$(0.35)	$(0.21)	$(0.37)	$(0.29)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)	—
Total distributions declared to shareholders	$(0.74)	$(0.63)	$(0.35)	$(0.30)	$(0.94)	$(0.29)
Net asset value, end of period (x)	$19.36	$16.27	$14.07	$11.82	$10.65	$13.80
Total return (%) (r)(s)(t)(x)	24.16 (n)	21.20	22.52	13.94	(17.07)	30.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.42 (a)	0.60	0.59	0.62	0.62	0.63
Expenses after expense reductions	0.41 (a)	0.57	0.56	0.56	0.55	0.55
Net investment income (loss)	1.31 (a)	2.75	2.91	3.13	3.02	2.82
Portfolio turnover rate	17 (n)	48	51	56	52	68
Net assets at end of period (000 omitted)	$831,763	$482,240	$393,585	$335,205	$291,234	$293,695

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Blended Research International Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$458,129,997	$—	$—	$458,129,997
United Kingdom	349,307,683	—	—	349,307,683
France	301,828,767	—	—	301,828,767
Canada	300,191,461	0	—	300,191,461
China	275,635,199	—	—	275,635,199
South Korea	238,755,905	—	—	238,755,905
Switzerland	202,634,797	—	—	202,634,797
Taiwan	148,040,384	43,589,457	—	191,629,841
Netherlands	144,337,483	—	—	144,337,483
Other Countries	1,068,206,135	—	0	1,068,206,135
Investment Companies	65,094,894	—	—	65,094,894
Total	$3,552,162,705	$43,589,457	$0	$3,595,752,162
For further information regarding security characteristics, see the Portfolio of Investments.  At February 28, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at August 31, 2025.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited) - continued
the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $14,301,893.  The fair value of the fund's investment securities on loan and a related liability of $15,100,958 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited) - continued
Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$25,545,453
Long-term capital gains	9,300,912
Total distributions	$34,846,365
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/26
Cost of investments	$2,877,573,836
Gross appreciation	773,498,728
Gross depreciation	(55,320,402)
Net unrealized appreciation (depreciation)	$718,178,326
As of 8/31/25
Undistributed ordinary income	36,993,573
Undistributed long-term capital gain	31,594,465
Other temporary differences	537,965
Net unrealized appreciation (depreciation)	259,924,602
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/26	Year ended 8/31/25
Class A	$8,319,678	$2,588,129
Class B	6,248	4,836
Class C	104,740	45,497
Class I	60,539,036	13,550,930
Class R1	23,835	30,832
Class R2	158,024	130,165
Class R3	229,838	85,528
Class R4	185,191	73,750
Class R6	26,553,934	18,336,698
Total	$96,120,524	$34,846,365
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from September 1, 2025 through September 30, 2025, the management fee was computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $5 billion	0.35%
In excess of $5 billion	0.325%

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this management fee reduction amounted to $157,281, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.
For the period from September 1, 2025 through September 30, 2025, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.58%
This written agreement terminated on September 30, 2025. For the period from September 1, 2025 through September 30, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Effective October 1, 2025, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.77%	1.52%	1.52%	0.52%	1.52%	1.02%	0.77%	0.52%	0.43%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026. For the period from October 1, 2025 through February 28, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24,823 for the six months ended February 28, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$264,271
Class B	0.75%	0.25%	1.00%	1.00%	928
Class C	0.75%	0.25%	1.00%	1.00%	14,778
Class R1	0.75%	0.25%	1.00%	1.00%	3,400
Class R2	0.25%	0.25%	0.50%	0.50%	11,000
Class R3	—	0.25%	0.25%	0.25%	7,651
Total Distribution and Service Fees					$302,028
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2026, this rebate amounted to $3 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2026, were as follows:
Amount
Class A	$201
Class B	—
Class C	75
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2026, the fee was $13,628, which equated to 0.0012% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $753,818.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.0133% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2026, MFS held approximately 58% of the outstanding shares of Class B.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2026, this reimbursement amounted to $99,239, which is included in “Other” income in the Statement of Operations.

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended February 28, 2026, purchases and sales of investments, other than short-term obligations, aggregated $1,992,474,152 and $385,690,699, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	11,017,183	$199,199,525	8,804,501	$129,978,697
Class B	1,322	23,328	1,338	19,873
Class C	196,659	3,480,544	69,499	1,001,084
Class I	80,454,498	1,427,160,101	34,026,478	503,627,853
Class R1	6,740	112,027	4,414	60,474
Class R2	17,221	296,840	100,993	1,431,735
Class R3	168,557	3,066,153	221,951	3,441,544
Class R4	187,698	3,390,080	186,711	2,790,619
Class R6	17,184,891	305,447,771	6,839,739	97,708,678
	109,234,769	$1,942,176,369	50,255,624	$740,060,557
Shares issued to shareholders in reinvestment of distributions
Class A	484,588	$8,315,704	194,889	$2,588,129
Class B	372	6,248	372	4,836
Class C	6,329	104,740	3,535	45,497
Class I	3,571,082	60,529,839	1,033,591	13,550,372
Class R1	1,441	23,835	2,405	30,832
Class R2	9,406	158,024	10,013	130,165
Class R3	13,552	229,838	6,519	85,528
Class R4	10,913	185,191	5,621	73,750
Class R6	1,501,643	25,512,912	1,395,765	18,326,395
	5,599,326	$95,066,331	2,652,710	$34,835,504
Shares reacquired
Class A	(1,434,086)	$(25,759,075)	(2,940,502)	$(42,068,335)
Class B	(896)	(15,566)	(2,141)	(30,238)
Class C	(4,600)	(78,438)	(20,040)	(276,160)
Class I	(8,649,988)	(153,675,389)	(5,602,201)	(80,791,687)
Class R1	(133)	(2,305)	(52,581)	(683,506)
Class R2	(45,463)	(778,599)	(68,363)	(978,687)
Class R3	(69,943)	(1,256,549)	(36,557)	(534,578)
Class R4	(34,967)	(624,721)	(13,804)	(197,801)
Class R6	(5,368,761)	(94,984,126)	(6,562,961)	(94,063,711)
	(15,608,837)	$(277,174,768)	(15,299,150)	$(219,624,703)

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	10,067,685	$181,756,154	6,058,888	$90,498,491
Class B	798	14,010	(431)	(5,529)
Class C	198,388	3,506,846	52,994	770,421
Class I	75,375,592	1,334,014,551	29,457,868	436,386,538
Class R1	8,048	133,557	(45,762)	(592,200)
Class R2	(18,836)	(323,735)	42,643	583,213
Class R3	112,166	2,039,442	191,913	2,992,494
Class R4	163,644	2,950,550	178,528	2,666,568
Class R6	13,317,773	235,976,557	1,672,543	21,971,362
	99,225,258	$1,760,067,932	37,609,184	$555,271,358
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2035 Fund were the owners of record of approximately 2%, 2%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2026, the fund’s commitment fee and interest expense were $2,641 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended February 28, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,158,232	$513,900,625	$472,072,110	$7,190	$(1)	$49,993,936

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$662,553	$—

MFS Blended Research International Equity Fund
Notes to Financial Statements (unaudited) - continued
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research International Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research International Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research International Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST IV

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   April 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  April 15, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  April 15, 2026

*  Print name and title of each signing officer under his or her signature.